                                                      Registration No. 2-65245
                                                             File No. 811-5051

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 33                                            [X]
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                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 35                                                           [X]
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                        CENTENNIAL MONEY MARKET TRUST
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              (Exact Name of Registrant as Specified in Charter)

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               6803 South Tucson Way, Englewood, Colorado 80112
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             (Address of Principal Executive Offices) (Zip Code)

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                                1-800-525-9310
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             (Registrant's Telephone Number, including Area Code)

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                           Andrew J. Donohue, Esq.
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                            OppenheimerFunds, Inc.

               6803 South Tucson Way, Englewood, Colorado 80112

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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On October 26, 2001 pursuant to paragraph (b)
         ----------------
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

                        Centennial Money Market Trust

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Prospectus dated November 1, 2001        Centennial Money Market Trust is a
                                         money market mutual fund.  It seeks
                                         the maximum current income that is
                                         consistent with low capital risk and
                                         maintaining liquidity.  The Trust
                                         invests in short-term, high-quality
                                         "money market" instruments.

                                         This Prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the
                                         Trust and other account features.
As with all mutual funds, the            Please read this Prospectus carefully
Securities and Exchange Commission has   before you invest and keep it for
not approved or disapproved the Trust's  future reference about your account.
securities nor has it determined that
this Prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.
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CONTENTS

                  A B O U T  T H E  T R U S T

                  The Trust's Investment Objective and Strategies

                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  I N V E S T I N G  I N  T H E  T R U S T S

                  This section applies to the prospectuses of Centennial
                  Money Market Trust, Centennial Tax Exempt Trust and
                  Centennial Government Trust

                  How the Trusts are Managed

                  How to Buy Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Sell Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends and Tax Information

                  Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current income that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities.  They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered
"high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking to earn income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the
Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

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An investment in the Trust is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.  Although the
Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last ten calendar years and its average annual total returns for the 1-, 5-
and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/01 through 9/30/01 the cumulative total return (not annualized) was 3.15%.
During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was 1.57% (1st Q 91) and the lowest return (not annualized) for a calendar quarter was 0.65% (1st and 2nd Q 93).

Average Annual Total Returns
for the periods ended December 31,    1 Year    5 Years         10 Years
2000
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Centennial Money Market Trust         5.95%     5.16%           4.70%
(inception 9/8/81)

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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more
closely reflects the Trust's current earnings.   To obtain the Trust's
current 7-day yield, please call the Transfer Agent toll-free at
1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the
Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the Trust's expenses during its fiscal year ended June 30, 2001.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees                              0.33%

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 Distribution and/or Service (12b-1) Fees     0.20%

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 Other Expenses                               0.14%

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 Total Annual Operating Expenses              0.67%

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"Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Trust pays.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the
Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

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                                1 year      3 years     5 years    10 years
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                                $68         $214        $373       $835

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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act.  The Statement of Additional
Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management
Corporation, (referred to in this Prospectus as the Manager) tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates.
There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates.  All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the
      Board described briefly below. The following is a brief description of the types of money market instruments the Trust can invest in.

o     U.S. Government Securities.  The Trust invests in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.  Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States.  Other U.S. government securities, such as pass-through certificates issued by the Government
      National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.  Some government securities, agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal National Mortgage Corporation (Fannie
      Mae).  Others may be supported only by the credit of the
      instrumentality, such as obligations of the Federal Home Loan Mortgage
      Corporation (Freddie Mac).

o     Bank Obligations.  The Trust can buy time deposits, certificates of deposit and bankers' acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

o     Commercial Paper.  Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm.  The Trust may buy commercial paper only if it matures in nine months or less from the date of purchase.

o     Corporate Debt Obligations.  The Trust can invest in other short-term corporate debt obligations.  Please see "What Standards Apply to the
      Trust's Investment?" below for more details.

o     Other Money Market Instruments.  The Trust can invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Trust or by a domestic bank.  The bank must meet credit criteria set by the
      Board.

      Additionally, the Trust can buy other money market instruments that the
Manager approves under procedures adopted by the Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager must determine to have minimal credit risks.

      Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements.  Their purchase may be subject to restrictions adopted by the Board from time to time.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees has
      adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality"
investments are:

o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment),
      or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S.
      government, its agencies and instrumentalities), to spread the Trust's investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7 (currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board
      of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The
      Trust's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of
Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7.

Asset-Backed Securities.  The Trust can invest in asset-backed securities.
      These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties.  The income from the underlying pool is passed through to investors, such as the Trust.  These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right.  However, the credit enhancement generally applies only to a fraction of the security's value.  If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements of seven days or less.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws.
      The Trust will not invest more than 10% of its net assets in illiquid or restricted securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws.  The Trust may invest up to 25% of its net assets in restricted securities, subject to the 10% limit on illiquid securities and restricted securities other than those sold to qualified institutional purchasers.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

I N V E S T I N G  I N  T H E  T R U S T S

The information below applies to Centennial Money Market Trust, Centennial
Tax Exempt Trust and Centennial Government Trust.  Each is referred to as a
"Trust" and they are collectively referred to as the "Trusts." Unless otherwise indicated, this information applies to each Trust.

How the Trusts are Managed

THE MANAGER. The investment advisor for the Trusts is the Manager, Centennial
Asset Management Corporation, a wholly owned subsidiary of OppenheimerFunds,
Inc.  The Manager chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Trust's Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978.  The Manager and its affiliates managed assets of more than $115 billion as of September 30,
2001, including more than 65 funds having more than 5 million shareholder accounts.  The Manager is located at 6803 South Tucson Way, Englewood,
Colorado 80112.

Portfolio  Managers.  The  portfolio  managers  of the Trusts are the  persons principally  responsible  for the  day-to-day  management of the Trusts'
      portfolios.  The  portfolio  managers of  Centennial  Money Market Trust and  Centennial  Government  Trust are Carol E. Wolf and Barry D. Weiss.
      Ms. Wolf has had this responsibility  since November 1988 and Mr. Weiss, since  August 2001.  Ms. Wolf is a Senior Vice  President of the Manager
      and Mr. Weiss is a Vice President,  and each is an officer and portfolio manager of other funds for which the Manager or an  affiliate  serves as investment  advisor.  The  portfolio  manager of  Centennial  Tax Exempt
      Trust is Michael  Carbuto (since  October  1987).  Mr. Carbuto is a Vice
      President  of  OppenheimerFunds,  Inc.  and is an officer and  portfolio manager of other funds for which the Manager or an  affiliate  serves as investment advisor.

Advisory Fees.  Under each investment advisory agreement, a Trust pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows.  That fee is computed on the average annual net assets of the respective Trust as of the close of each business day.

o     Centennial Money Market Trust.  The annual management fee rates are:
      0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; 0.400% of the next $250 million; 0.375% of the next
      $250 million; 0.350% of the next $500 million; and 0.325% of net assets in excess of $2 billion.  In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage commissions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of (1) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (2) 25% of the total annual investment income of the Trust. Centennial Money Market
      Trust's management fee for its fiscal year ended June 30, 2001 was
      0.33% of the Trust's average annual net assets.

o     Centennial Government Trust.  The annual management fee rates are:
      0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; 0.400% of the next $250 million; 0.375% of the next
      $250 million; and 0.350% of net assets in excess of $1.5 billion. The
      Manager has made the same guarantee to Centennial Government Trust regarding expenses as described above for Centennial Money Market
      Trust. The Trust's management fee for its fiscal year ended June 30,
      2001 was 0.44% of the Trust's average annual net assets.

o     Centennial Tax Exempt Trust.  The annual management fee rates applicable to the Trust are as follows: 0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million;
      0.450% of the next $250 million; 0.425% of the next $250 million;
      0.400% of the next $250 million; 0.375% of the next $250 million;
      0.350% of the next $500 million; and 0.325% of net assets in excess of
      $2 billion. Under the agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates.  However, the annual fee cannot be less than $0.  The Trust's management fee for its fiscal year ended
      June 30, 2001 was 0.42% of the Trust's average annual net assets.

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor or the Sub-Distributor (OppenheimerFunds Distributor, Inc.)
receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the
Sub-Distributor as described below.

How is a Trust's Net Asset Value Determined?  The net asset value of shares of each Trust is determined twice each day, at 12:00 Noon and at 4:00
      P.M., on each day The New York Stock Exchange is open for trading
      (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of a
Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of each Trust offered by this Prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as
$25.  The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional Information, or you can ask your broker-dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker-Dealer's Automatic Purchase and Redemption
      Program.  You can buy shares of a Trust through a broker-dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker-dealer's
      Automatic Purchase and Redemption Program. Shares of each Trust are sold mainly to customers of participating broker-dealers that offer the
      Trusts' shares under these special purchase programs.  If you participate in an Automatic Purchase and Redemption Program established by your broker-dealer, your broker-dealer buys shares of the Trust for your account with the broker-dealer.  Program participants should also read the description of the program provided by their broker-dealer.

Buying Shares Through Your Broker-Dealer.  If you do not participate in an
      Automatic Purchase and Redemption Program, you can buy shares of a
      Trust through any broker-dealer that has a sales agreement with the
      Distributor or Sub-Distributor.  Your broker-dealer will place your order with the Distributor on your behalf.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trust's Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names are referred to as "direct shareholders" in this Prospectus.

      The Sub-Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker-dealers that have established Automatic Purchase and Redemption Programs.  The Distributor or
Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker-dealer's Automatic Purchase and Redemption Program, your broker-dealer will buy your shares for your Program Account and will hold your shares in your broker-dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below.  Your
Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker-dealer.  You should direct all questions about your Automatic Purchase and Redemption Program to your broker-dealer, because the Trusts' Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times.
      Broker-dealers whose clients participate in Automatic Purchase and
      Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o     If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker-dealer's guarantee that the
      Trust's custodian bank will receive payment for those shares in Federal
      Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker-dealer's guarantee that the
      Trust's custodian bank will receive payment for those shares in Federal
      Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order between 12:00 Noon and
      4:00 P.M. on a regular business day with the broker-dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of a Trust by completing a Centennial Funds New Account Application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O.
Box 5143, Denver, Colorado 80217.  Payment must be made by check or by
Federal Funds wire as described below.  If you don't list a broker-dealer on the application, the Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

      Each Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of a
      Trust by check. Send your check, payable to "OppenheimerFunds
      Distributor, Inc.," along with your application and other documents to the address listed above.  For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the
      Sub-Distributor accepts your purchase order. If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Sub-Distributor is able to convert the purchase payment to Federal Funds.  In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of a Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the Sub-Distributor's Wire Department at
      1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the Sub-Distributor of the wire, and to receive further instructions.

      Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by
12:00 Noon.  If the Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 P.M. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of a Trust automatically each month by authorizing the
      Trust's Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment
      Plan Application and the Statement of Additional Information. The
      minimum monthly purchase is $25.

Service (12b-1) Plans. Each Trust has adopted a service plan.  It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust.  Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The
      Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

Retirement Plans.  Direct shareholders may buy shares of Centennial Money
      Market Fund or Centennial Government Fund for a retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The Sub-Distributor also offers a number of different retirement plans that individuals and employers can use:

o     Individual Retirement Accounts (IRAs).  These include regular IRAs,
      Roth IRAs, rollover IRAs and Education IRAs.
o     SEP-IRAs.  These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
o     403(b)(7) Custodial Plans.  These are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
o     401(k) Plans.  These are special retirement plans for businesses.
o     Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

      Please call the Sub-Distributor for retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker-dealer, you must redeem shares held in your Program Account by contacting your broker-dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the Trust or its Transfer Agent directly to redeem shares held in your Program Account.  You may also arrange (but only through your broker-dealer) to have the proceeds of redeemed Trust shares sent by Federal
Funds wire, as described below in "Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by using a Trust's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1.800.525.9310.

Certain Requests Require a Signature Guarantee.  To protect you and the Trust from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee
      (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem $100,000 or more and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to an account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer
      Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter to the
      Transfer Agent that includes:
   o  Your name
   o  The Trust's name
   o  Your account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares (such as Letters
      Testamentary of an Executor).

---------------------------------------------------------------------------------
---------------------------------------- ---------------------------------------
Use the following address for            Send courier or express mail
---------------------------------------- requests to:
requests by mail:                        Shareholder Services, Inc.
Shareholder Services, Inc.               10200 E. Girard Avenue, Building D
P.O. Box 5143                            Denver, Colorado 80231
Denver, Colorado 80217-5270
---------------------------------------------------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker-dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent or its designated agent must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate or in a retirement account by telephone.  To redeem shares through a service representative, call
      1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any 7-day period.  Telephone redemptions are not available within 30 days of changing the address on an account.

Retirement Plan Accounts.  There are special procedures to sell shares held in a retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Trust shares in your plan account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.
      If you hold your shares through your broker-dealer's Automatic Purchase and Redemption Program, you must contact your broker-dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer
      Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption
Program participants may write checks against an account held under their
Program, but must arrange for checkwriting privileges through their broker-dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the
Transfer Agent for signature cards.  They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o  Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
   o  Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checks must be written for at least $250.
   o  Checks cannot be paid if they are written for more than your account value.
   o  You may not write a check that would require the redemption of shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
   o  Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trust does not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.
Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another Centennial Trust or eligible fund.  However,

o     if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o     those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o     you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of a Trust can be exchanged for shares of certain other Centennial
Trusts or other eligible funds, depending on whether you own your shares through your broker-dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an
Automatic Purchase and Redemption Program sponsored by your broker-dealer, you may exchange shares held in your Program Account for shares of Centennial
Money Market Trust, Centennial Government Trust, Centennial Tax Exempt Trust,
Centennial California Tax Exempt Trust and Centennial New York Tax Exempt
Trust (referred to in this Prospectus as the "Centennial Trusts"), if available for sale in your state of residence, by contacting your broker or dealer and obtaining a Prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of a Trust for Class A shares of certain eligible funds listed in the Statement of Additional Information.  To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of the Trust and the fund whose shares you want to buy must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of a Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of a
Trust.

      You may pay a sales charge when you exchange shares of a Trust.
Because shares of the Trusts are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from that Trust or other eligible funds (except
Oppenheimer Cash Reserves), or when you exchange shares of a Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss.  Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

      Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can
obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

   o  Written Exchange Requests.  Complete an Exchange Authorization Form,
      signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.

   o  Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:

   o  Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above.  Requests for exchanges to any of the
      Centennial Trusts must be received by the Transfer Agent by 4:00 P.M.
      on a regular business day to be effected that day.  The Transfer Agent must receive requests to exchange shares of a Trust to funds other than the Centennial Trusts on a regular business day by the close of The New
      York Stock Exchange that day.  The close is normally 4:00 P.M. but may be earlier on some days.

   o  The interests of the Trusts' long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing."  When large dollar amounts are involved, the Trusts may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Trusts to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Trusts'
      performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Trusts' ability to manage its investments, the Manager and the Trusts may reject purchase orders and exchanges into the Trusts by any person, group or account that the
      Manager believes to be a market timer.

   o  Either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange.  For example, the receipt of the multiple exchange requests from a "market timer" might require a fund to sell securities at a disadvantageous time and/or price.

   o  Because excessive trading can hurt fund performance and harm shareholders, the Trusts reserve the right to refuse any exchange request that may, in the opinion of the Trusts, be disadvantageous, or to refuse multiple exchange requests submitted by a shareholder or dealer.

   o  The Trusts may amend, suspend or terminate the exchange privilege at any time. The Trusts will provide you notice whenever they are required to do so by applicable law, but they may impose these changes at any time for emergency purposes.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional
Information.

The offering of shares of a Trust may be suspended during any period in which the Trust's determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in a Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by a Trust at any time.  If an account has more than one owner, a Trust and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker-dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions.  It has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing.  The Transfer Agent and the Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.  However, under unusual circumstances determined by the
      Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or making a payment via
      Federal Funds wire for the redemption of recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Trusts if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

"Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Trust your correct, certified Social
      Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue
      Service.

To avoid sending duplicate copies of materials to households,  the Trusts will mail only one copy of each  prospectus,  annual and semi-annual  reports and annual notice of the Trusts' privacy policy to  shareholders  having
      the  same  last  name  and   address  on  the   Trusts'   records.   The
      consolidation  of these  mailings,  called  householding,  benefits  the
      Trusts  through  reduced  mailing  expense.   If  you  want  to  receive
      multiple copies of these  materials,  you may call the Transfer Agent at
      1.800.525.9310.  You may also  notify  the  Transfer  Agent in  writing.
      Individual  copies of prospectuses,  reports and privacy notices will be sent to you  commencing 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends and Tax Information

DIVIDENDS.  Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a Trust from the purchase payment for such shares.

CAPITAL GAINS.  Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase
      and Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, you should specify on your application how you want to receive your dividends and distributions.
      You have four options:

o     Reinvest All Distributions in the Trust.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the selected Trust.
o     Reinvest Capital Gains Only.  You can elect to reinvest some capital gains distributions (short-term capital gains or long-term capital gains distributions) in the selected Trust while receiving dividends by check or having them sent to your bank account.
o     Receive All Distributions in Cash.  You can elect to receive a check for all distributions  or have them sent to your bank.
o     Reinvest Your Distributions in Another Account.  You can reinvest all distributions (dividends, short-term capital gains or long-term capital gains distributions) in the same class of shares of another eligible fund account you have established.

Under the terms of Automatic Purchase and Redemption Programs, your broker-dealer can redeem shares to satisfy debit balances arising in your
Program Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES.

Centennial Money Market Trust and Centennial Government Trust.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in Centennial
      Money Market Trust and Centennial Government Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.  Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

Centennial Tax Exempt Trust.  Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain
      "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains and non-tax exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by a
      Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Tables are presented to help you understand each
Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the tables represent the rate that an investor would have earned
(or lost) on an investment in the Trusts (assuming reinvestment of all dividends and distributions).  This information for the past five fiscal years ended June 30, 2001, has been audited by Deloitte & Touche LLP, the
Trusts' independent auditors, whose report, along with the Trusts' financial statements, are included in the Statements of Additional Information, which are available on request.

Financial Highlights

Centennial Money Market Trust

                                    Year Ended June 30,
                            2001     2000     1999     1998          1997
                           -------  -------  -------  -------       ------

PER SHARE OPERATING DATA
Net asset value,
 beginning of period.....    $1.00    $1.00    $1.00    $1.00        $1.00
Income from investment
 operations--net
 investment income and
 net realized gain.......      .06      .05      .05      .05          .05
Dividends and/or
 distributions to
 shareholders............     (.06)    (.05)    (.05)    (.05)        (.05)
                           -------  -------  -------  -------       ------
Net asset value, end of
 period..................    $1.00    $1.00    $1.00    $1.00        $1.00
                           =======  =======  =======  =======       ======

TOTAL RETURN(/1/)........     5.51%    5.36%    4.75%    5.16%        4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)...........  $22,210  $18,734  $17,821  $15,114       $9,063
Average net assets (in
 millions)...............  $20,830  $18,537  $17,128  $12,617       $8,033
Ratios to average net
 assets:(/2/)
Net investment income....     5.34%    5.20%    4.63%    5.04%        4.86%
Expenses.................     0.67%    0.67%    0.66%    0.68%(/3/)   0.73%(/3/)
Expenses, net of
 reduction to excess
 expenses................      N/A      N/A      N/A     0.66%        0.67%

1.  Assumes a $1,000  hypothetical  initial  investment  on the  business day before the first day of the fiscal  period,  with all  dividends  reinvested  in additional  shares on the  reinvestment  date,  and  redemption at the net asset value  calculated on the last business day of the fiscal  period.  Total returns reflect changes in net investment  income only. Total returns are not annualized for periods less than one year.

2. Annualized for periods of less than one full year.
3. Expense ratio reflects the reduction to custodian expenses.
24 INFORMATION AND SERVICES For More Information on Centennial Money Market Trust: The following additional information about the Trust is available without charge upon request: STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Trust's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus). ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year. How to Get More Information: You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Trust's privacy policy and other information about the Trusts or your account: --------------------------------------------------------------------------------- By Telephone: Call Shareholder Services, Inc. toll-free: 1.800.525.9310 --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- By Mail: Write to: Shareholder Services, Inc. P.O. Box 5143 Denver, Colorado 80217 --------------------------------------------------------------------------------- Information about the Trust including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Trust are available on the EDGAR database on the SEC's Internet website at http://www.sec.gov. Copies may be obtained after payment of a ------------------ duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer. The Trust's shares are distributed by: The Fund's SEC File No. 811-02945 Centennial Asset Management Corporation PR0150.001.1101 Printed on recycled paper APPENDIX TO THE PROSPECTUS OF CENTENNIAL MONEY MARKET TRUST Graphic material included in Prospectus of Centennial Money Market Trust (the "Trust") under the heading: "Annual Total Returns (as of 12/31 each year)." Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years. Set forth below are the relevant data points that will appear on the bar chart. -------------------------------------------------------------------- Calendar Year Ended: Annual Total Returns -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/91 5.80% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/92 3.53% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/93 2.69% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/94 3.77% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/95 5.46% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/96 4.94% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/97 5.10% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/98 5.09% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/99 4.72% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/00 5.95% -------------------------------------------------------------------- Centennial Money Market Trust --------------------------------------------------------------------------------- Prospectus dated November 1, 2001 Centennial Money Market Trust is a money market mutual fund. It seeks the maximum current income that is consistent with low capital risk and maintaining liquidity. The Trust invests in short-term, high-quality "money market" instruments. This Prospectus contains important information about the Trust's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the As with all mutual funds, the Trust and other account features. Securities and Exchange Commission has Please read this Prospectus carefully not approved or disapproved the Trust's before you invest and keep it for securities nor has it determined that future reference about your account. this Prospectus is accurate or complete. It is a criminal offense to represent otherwise. --------------------------------------------------------------------------------- CONTENTS A B O U T T H E T R U S T The Trust's Investment Objective and Strategies Main Risks of Investing in the Trust The Trust's Past Performance Fees and Expenses of the Trust About the Trust's Investments How the Trusts are Managed A B O U T Y O U R A C C O U N T How to Buy Shares Automatic Purchase and Redemption Programs Direct Shareholders How to Sell Shares Automatic Purchase and Redemption Programs Direct Shareholders How to Exchange Shares Shareholder Account Rules and Policies Dividends and Tax Information Financial Highlights 16 A B O U T T H E T R U S T The Trust's Investment Objective and Strategies WHAT IS THE TRUST'S INVESTMENT OBJECTIVE? The Trust seeks the maximum current income that is consistent with low capital risk and the maintenance of liquidity. WHAT DOES THE TRUST MAINLY INVEST IN? The Trust is a money market fund. It invests in a variety of high-quality money market instruments to seek income. Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations. To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services. If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities. WHO IS THE TRUST DESIGNED FOR? The Trust is designed for investors who are seeking to earn income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00. Income on money market instruments tends to be lower than income on longer term debt securities, so the Trust's yield will likely be lower than the yield on longer term fixed income funds. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program. Main Risks of Investing in the Trust All investments carry risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Trust's investments must meet strict standards set by its Board of Trustees following special rules for money market funds under federal law. Those standards include requirements for maintaining high credit quality in the Trust's portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Trust's securities and investing in a wide variety of issuers to reduce the effects of a default by any one issuer on the Trust's overall portfolio and the value of the Trust's shares. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall. As a result, there is a risk that the Trust's shares could fall below $1.00 per share. If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives. ------------------------------------------------------------------------------ An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. ------------------------------------------------------------------------------ The Trust's Past Performance The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the performance for a class of shares of the Trust from year to year for the last ten calendar years and average annual total returns on that share class offered prior to the date of this prospectus for the 1-, 5- and 10- year periods. Because Class Y shares have not been offered prior to the date of this prospectus, information in the bar chart and the table show below is for the Trust's existing share class. That share class has no alphabet letter designation and is referred to in this Prospectus as the Trust's "retail share class." The retail share class is offered by a separate prospectus. Variability of returns is one measure of the risks of investing in a money market fund. The past investment performance of the share class shown below is not necessarily an indication of how either of the Trust's share classes will perform in the future. Annual Total Returns (as of 12/31 each year) [See appendix to prospectus for annual total return data for bar chart.] For the period from 1/1/01 through 9/30/01 the cumulative total return (not annualized) was 3.15%. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.57% (1stQ '91) and the lowest return (not annualized) for a calendar quarter was 0.65% (1st and 2nd Q '93). Average Annual Total Returns for the periods ended December 31, 1 Year 5 Years 10 Years 2000 --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- Centennial Money Market Trust 5.95% 5.16% 4.70% (inception 9/8/81) --------------------------------------------------------------------------------- The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares. ------------------------------------------------------------------------------ The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings. To obtain the Trust's current 7-day yield, please call the Transfer Agent toll-free at 1.800.525.9310. ------------------------------------------------------------------------------ Fees and Expenses of the Trust The Trust pays a variety of expenses directly for management of its assets, administration and other services. Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold Class Y shares of the Trust. The numbers below are based upon the Trust's expenses for its retail share class during the fiscal year ended June 30, 2001. Class Y shares were not offered during the fiscal year ended June 30, 2001. SHAREHOLDER FEES. The Trust does not charge any shareholder fees in connection with the offer of its Class Y shares. Annual Trust Operating Expenses (deducted from Trust assets): (% of average daily net assets) Class Y Shares ------------------------------------------------------------------------------ Management Fees 0.33% ------------------------------------------------------------------------------ ------------------------------------------------------------------------------ Service (12b-1) Fees 0.00% ------------------------------------------------------------------------------ ------------------------------------------------------------------------------ Other Expenses 0.03% ------------------------------------------------------------------------------ ------------------------------------------------------------------------------ Total Annual Operating Expenses 0.36% ------------------------------------------------------------------------------ "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Trust pays. The Annual Operating Expenses are estimated based on the expenses of the Trust's retail share class during the Trust's fiscal year ended June 30, 2001. It is anticipated that expenses of the Trust's Class Y shares will be lower than the Trust's retail share class because Class Y shares will not incur a service plan fee and transfer agency expenses (included in "Other Expenses") are anticipated to be lower for Class Y shares. EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period: ----------------------------------------------------------------------------- 1 year 3 years 5 years 10 years ----------------------------------------------------------------------------- ----------------------------------------------------------------------------- Class Y Shares $4 $12 $21 $47 ----------------------------------------------------------------------------- About the Trust's Investments THE TRUST'S PRINCIPAL INVESTMENT POLICIES. The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act. The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks. The Trust's investment manager, Centennial Asset Management Corporation (referred to in this Prospectus as the Manager) tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective. What Does the Trust Invest In? Money market instruments are high-quality, short-term debt instruments. They may have fixed, variable or floating interest rates. All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below. The following is a brief description of the types of money market instruments the Trust can invest in. o U.S. Government Securities. The Trust invests n obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States. Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government. Some government securities, agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal National Mortgage Corporation (Fannie Mae). Others may be supported only by the credit of the instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). o Bank Obligations. The Trust can buy time deposits, certificates of deposit and bankers' acceptances. These obligations must be denominated in U.S. dollars, even if issued by a foreign bank. o Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm. The Trust may buy commercial paper only if it matures in nine months or less from the date of purchase. o Corporate Debt Obligations. The Trust can invest in other short-term corporate debt obligations. Please see "What Standards Apply to the Trust's Investment?" below for more details. o Other Money Market Instruments. The Trust can invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Trust or by a domestic bank. The bank must meet credit criteria set by the Board. Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by the Board of Trustees from time to time. They must be U.S. dollar-denominated short-term investments that the Manager must determine to have minimal credit risks. Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements. Their purchase may be subject to restrictions adopted by the Board from time to time. What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees. The Trust's Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust. In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase. "High-quality" investments are: o rated in one of the two highest short-term rating categories of two national rating organizations, or o rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or o unrated investments that the Manager determines are comparable in quality to the two highest rating categories. The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks. No security's maturity will exceed the maximum time permitted under Rule 2a-7 (currently 397 days). Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks. Can the Trust's Investment Objective and Policies Change? The Trust's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares. The Trust's investment objective is a fundamental policy. Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is. OTHER INVESTMENT STRATEGIES. To seek its objective, the Trust can use the investment techniques and strategies described below. The Trust might not always use all of them. These techniques have risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks. Floating Rate/Variable Rate Notes. The Trust can purchase investments with floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market rate or benchmark for such investments, such as the prime rate of a bank. If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature. That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7. Asset-Backed Securities. The Trust can invest in asset-backed securities. These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Trust. These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the credit enhancement generally applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults. Repurchase Agreements. The Trust can enter into repurchase agreements. In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements of seven days or less. Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws. The Trust will not invest more than 10% of its net assets in illiquid or restricted securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Trust may invest up to 25% of its net assets in restricted securities, subject to the 10% limit on illiquid securities and restricted securities other than those sold to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Trust or additional costs. How the Trust is Managed THE MANAGER. The Manager, Centennial Asset Management Corporation, a wholly owned subsidiary of OppenheimerFunds, Inc., is the investment advisor for the Trusts. The Manager chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Trust's Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities. The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business. The Manager has been an investment advisor since 1978. The Manager and its affiliates managed assets of more than $115 billion as of September 30, 2001, including more than 65 funds having more than 5 million shareholder accounts. The Manager is located at 6803 South Tucson Way, Englewood, Colorado 80112. Portfolio Managers. The portfolio managers of the Trust are the persons principally responsible for the day-to-day management of the Trust's portfolios. The portfolio managers are Carol E. Wolf and Barry D. Weiss. Ms. Wolf has had this responsibility since November 1988 and Mr. Weiss, since August 2001. Ms. Wolf is a Senior Vice President of the Manager and Mr. Weiss is a Vice President, and each is an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor. Advisory Fees. Under the Investment Advisory Agreement, the Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows: 0.500% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.450% of the next $250 million; 0.425% of the next $250 million; 0.400% of the next $250 million; 0.375% of the next $250 million; 0.350% of the next $500 million; and 0.325% in excess of $2 billion. In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage commissions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of (1) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (2) 25% of the total annual investment income of the Trust. The Trust's management fee for its fiscal year ended June 30, 2001 was 0.33% of the Trust's average annual net assets. A B O U T Y O U R A C C O U N T How to Buy Shares HOW ARE SHARES PURCHASED? You can buy shares directly through your dealer, broker or financial institution that has a sales agreement with the Trust's Distributor. The Distributor, in its sole discretion, may reject any purchase order for the Trust's shares. The Trust intends to be as fully invested as possible to maximize its yield. Therefore, newly-purchased shares normally will begin to accrue dividends after the Distributor accepts your purchase order, starting on the business day after the Trust receives Federal Funds from your purchase payment. HOW ARE SHARES PURCHASED THROUGH AUTOMATIC PURCHASE AND REDEMPTION PROGRAMS? If you buy shares through your broker-dealer's Automatic Purchase and Redemption Program, your broker-dealer will buy your shares of the Trust for your Program Account and will hold your shares in your broker-dealer's name. These purchases will be made under the procedures described in "Guaranteed Payment" below. Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker-dealer. You should direct all questions about your Automatic Purchase and Redemption Program to your broker-dealer, because the Trust's transfer agent does not have access to information about your account under that Program. The Sub-Distributor may appoint servicing agents to accept purchase (and redemption) orders, including broker-dealers that have established Automatic Purchase and Redemption Programs. The Sub-Distributor, in its sole discretion, may reject any purchase order for shares of a Trust. AUTOMATIC PURCHASE AND REDEMPTION PROGRAM. If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name. These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below. Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker/dealer. You should direct all questions about your Automatic Purchase and Redemption Program to your broker/dealer, because the Trusts' transfer agent does not have access to information about your account under that Program. Guaranteed Payment Procedures. Some broker/dealers may have arrangements with the Sub-Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust. o If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time. o If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time. o If the Distributor receives a purchase order between 12:00 Noon and 4:00 P.M. on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time. HOW MUCH MUST YOU INVEST? You can open account with a minimum initial investment of $10 million and make additional investments at any time with as little as $500,000. The minimum investment requirement does not apply to reinvesting dividends from the Trust. HOW ARE SHARE PRICES DETERMINED? Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor or Sub-Distributor (OppenheimerFunds Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the Sub-Distributor as described below. How is a Trust's Net Asset Value Determined? The net asset value of shares of each Trust is determined twice each day, at 12:00 Noon and at 4:00 P.M., on each day The New York Stock Exchange is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "New York time." The net asset value per share is determined by dividing the value of a Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value. WHAT CLASSES OF SHARES DOES THE TRUST OFFER? The Trust offers investors two different classes of shares. One share class is designed for retail investors and another share class is designed for certain institutional investors. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. The Trust's retail share class is offered by a separate prospectus dated November 1, 2001. Class Y shares are offered only to certain institutional investors who have special agreements with the Distributor. WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors that have special agreements with the Distributor for this purpose. Individual investors cannot buy Class Y shares directly. An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Trust's other classes of shares and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. An exception is that the time those orders must be received by the Distributor or its agents or by the Transfer Agent is the same for Class Y as for the retail share class. Those instructions must be submitted by the institutional investor, not by its customers for whose benefit the share are held. How to Sell Shares You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, you must redeem shares held in your Program Account by contacting your broker or dealer. You may also arrange for "Expedited Redemptions" as described below through your broker or dealer. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1.800.525.9310. Certain Requests Require a Signature Guarantee. To protect you and the Trust from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee): o You wish to redeem $100,000 or more and receive a check o The redemption check is not payable to all shareholders listed on the account statement o The redemption check is not sent to the address of record on your account statement o Shares are being transferred to an account with a different owner or name o Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration. Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: o a U.S. bank, trust company, credit union or savings association, o a foreign bank that has a U.S. correspondent bank, o a U.S. registered dealer or broker in securities, municipal securities or government securities, or o a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature Sending Redemption Proceeds by Wire. While the Trust normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.525.9310. HOW DO I SELL SHARES BY MAIL? Write a "letter of instructions" that includes: o Your name o The Trust's name o Your Trust account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as the account is registered, and o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares (such as Letters Testamentary of an Executor). --------------------------------------------------------------------------------- ---------------------------------------- --------------------------------------- Use the following address for Send courier or express mail ---------------------------------------- requests to: requests by mail: Shareholder Services, Inc. Shareholder Services, Inc. 10200 E. Girard Avenue, Building D P.O. Box 5143 Denver, Colorado 80231 Denver, Colorado 80217-5270 --------------------------------------------------------------------------------- HOW DO I SELL SHARES BY TELEPHONE? To receive the redemption price calculated on a particular regular business day, the Transfer Agent or its designated agent must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate or in a retirement account by telephone. To redeem shares through a service representative, call 1.800.852.8457. Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven day period. Telephone redemptions are not available within 30 days of changing the address on an account. CAN I SELL SHARES THROUGH MY DEALER? The Distributor has made arrangements to repurchase Trust shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer. WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES? The Trust does not charge a fee to redeem Class Y shares of this Trust that were bought directly or by reinvesting dividends or distributions from the Trust. Shareholder Account Rules and Policies More information about the Trust's policies and procedures for buying and selling shares is contained in the Statement of Additional Information. The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time they believe it is in the Trust's best interest to do so. Telephone Transaction Privileges for purchases and redemptions may be modified, suspended or terminated by the Trust at any time. If an account has more than one owner, the Trust and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the broker-dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account. The Transfer Agent will record any telephone calls to verify data concerning transactions. It has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing. The Transfer Agent and the Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus. Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Trust if the dealer performs any transaction erroneously or improperly. Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption. The Transfer Agent may delay forwarding a check or making a payment via Federal Funds wire for the redemption of recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared. To avoid sending duplicate copies of materials to households, the Trust will mail only one copy of each prospectus, annual and semi-annual reports and annual notice of the Trust's privacy policy to shareholders having the same last name and address on the Trust's records. The consolidation of these mailings, called householding, benefits the Trust through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.9310. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding. Dividends and Tax Information DIVIDENDS. The Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, the Trust might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Trust from the purchase payment for such shares. CAPITAL GAINS. The Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trust does not seek capital gains, it could realize capital gains on the sale of its portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year. If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, all dividends will be automatically reinvested in additional shares of the Trust. Under the terms of the Automatic Purchase and Redemption Program, your broker-dealer can pay redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares only up to and including the date of such redemption. TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders Trust. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same. Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year. Remember There May be Taxes on Transactions. Because the Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax. Returns of Capital Can Occur. In certain cases, distributions made by the Trust may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Trust on your particular tax situation. Financial Highlights The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past five fiscal years ended June 30, 2001. Class Y shares have not been offered during the past five fiscal years. Accordingly, the information shown is for the Trust's retail class of shares and not for Class Y shares. Certain information reflects financial results for a single Trust share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information for the past five fiscal years ended June 30, 2001 has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report, along with the Trust's financial statements, is included in the Statement of Additional Information, which is available on request. Financial Highlights Centennial Money Market Trust

                                    Year Ended June 30,
                            2001     2000     1999     1998          1997
                           -------  -------  -------  -------       ------

PER SHARE OPERATING DATA
Net asset value,
 beginning of period.....    $1.00    $1.00    $1.00    $1.00        $1.00
Income from investment
 operations--net
 investment income and
 net realized gain.......      .06      .05      .05      .05          .05
Dividends and/or
 distributions to
 shareholders............     (.06)    (.05)    (.05)    (.05)        (.05)
                           -------  -------  -------  -------       ------
Net asset value, end of
 period..................    $1.00    $1.00    $1.00    $1.00        $1.00
                           =======  =======  =======  =======       ======

TOTAL RETURN(/1/)........     5.51%    5.36%    4.75%    5.16%        4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)...........  $22,210  $18,734  $17,821  $15,114       $9,063
Average net assets (in
 millions)...............  $20,830  $18,537  $17,128  $12,617       $8,033
Ratios to average net
 assets:(/2/)
Net investment income....     5.34%    5.20%    4.63%    5.04%        4.86%
Expenses.................     0.67%    0.67%    0.66%    0.68%(/3/)   0.73%(/3/)
Expenses, net of
 reduction to excess
 expenses................      N/A      N/A      N/A     0.66%        0.67%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.

2. Annualized for periods of less than one full year. 3. Expense ratio reflects the reduction to custodian expenses. -37- INFORMATION AND SERVICES For More Information on Centennial Money Market Trust: The following additional information about the Trust is available without charge upon request: STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Trust's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus). ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year. How to Get More Information: You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Trust's privacy policy and other information about the Trust or your account: --------------------------------------------------------------------------------- By Telephone: Call Shareholder Services, Inc. toll-free: 1.800.525.9310 --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- By Mail: Write to: Shareholder Services, Inc. P.O. Box 5143 Denver, Colorado 80217 --------------------------------------------------------------------------------- Information about the Trust including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Trust are available on the EDGAR database on the SEC's Internet website at http://www.sec.gov. Copies may be obtained after payment of a ------------------ duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer. The Trust's shares are distributed by: SEC File No. 811-2945 Centennial Asset Management Corporation PR0150.001.1101 Printed on recycled paper APPENDIX TO THE PROSPECTUS OF CENTENNIAL MONEY MARKET TRUST Graphic material included in Prospectus of Centennial Money Market Trust (the "Trust") under the heading: "Annual Total Returns (as of 12/31 each year)." Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years. Set forth below are the relevant data points that will appear on the bar chart. -------------------------------------------------------------------- Calendar Year Ended: Annual Total Returns -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/91 5.85% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/92 3.46% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/93 2.67% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/94 3.71% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/95 5.26% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/96 4.72% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/97 4.86% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/98 4.84% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/99 4.43% -------------------------------------------------------------------- -------------------------------------------------------------------- 12/31/00 5.95% -------------------------------------------------------------------- Centennial Money Market Trust ------------------------------------------------------------------------------ 6803 South Tucson Way, Englewood, Colorado 80112 1.800.525.9310 Statement of Additional Information dated November 1, 2001 This Statement of Additional Information is not a prospectus. This document contains additional information about the Trust and supplements information in the Prospectus dated November 1, 2001. It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above. Contents Page About the Trust Additional Information about the Trust's Investment Policies and Risks........ The Trust's Investment Policies.......................................... Other Investment Strategies.............................................. Investment Restrictions.................................................. How the Trust is Managed...................................................... Organization and History................................................. Trustees and Officers of the Trust....................................... The Manager.............................................................. Service Plan.................................................................. Performance of the Trust...................................................... About Your Account How To Buy Shares............................................................. How To Sell Shares............................................................ How To Exchange Shares........................................................ Dividends and Taxes........................................................... Additional Information About the Trust........................................ Financial Information About the Trust Independent Auditors' Report.................................................. Financial Statements.......................................................... Appendix A: Description of Securities Ratings..............................A-1 Appendix B: Municipal Bond Industry Classifications........................B-1 A B O U T T H E T R U S T Additional Information About the Trust's Investment Policies and Risks The investment objective and the principal investment policies of the Trust are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation, (referred to as, the "Manager") will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective. The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time. The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all. The Trust's objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Trust may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares. In such cases, the Trust may realize a capital gain or loss on the security. Ratings of Securities - Portfolio Quality, Maturity and Diversification. Under Rule 2a-7 of the Investment Company Act, the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share. Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys. The Trust may purchase only those securities that the Manager, under procedures approved by the Board of Trustees, has determined have minimal credit risk and, as such, are "eligible securities". |_| Quality. Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization. Rating organizations are designated by the SEC. Eligible securities may be "first tier" or "second tier" securities. First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations. If only one rating organization has rated the security, it must be rated in the highest category for that rating organization. U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities. The Trust may also buy second tier "conduit securities". These eligible securities are securities rated by rating organizations but are not first tier securities. Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects. The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility. The Trust may not invest more than 5% of its total assets in second tier conduit securities. The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness. These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization. Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees". The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7. If a security's rating is downgraded, the Manager or the Board of Trustees may have to reassess the security's credit risk. If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such downgrade. If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security. |_| Diversification. With respect to 75% of its total assets, the Trust cannot invest more than 5% of its total assets in securities issued by one issuer. It cannot invest more than 5% of its total assets in securities of one issuer unless the security is a first tier security. The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer. For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized. For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security. For conduit securities, the Trust considers the issuer to be the person ultimately responsible for payment of the obligation. If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security. A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities. If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security. The Trust may buy a security subject to a demand feature or guarantee. In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer. If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer. And, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer. However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer. |_| Maturity. The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess the maximum permitted maturity under Rule 2a-7 (or any other applicable rule) which is currently 397 days from the date of purchase. The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities. Rule 2a-7 defines how the maturities of these securities are determined. |_| Demand Features and Guarantees. Demand features and guarantees and some of their uses are described in the Prospectus. The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above. The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment. An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security. When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price. The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features. The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks. The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act because the Trust uses the amortized cost method to value its portfolio securities. The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised. If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere. Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party. The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires. |X| Bank Obligations. The Trust can invest in the bank obligations described in the Prospectus. The Trust will buy bank obligations only from a domestic bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0 billion. These asset requirements apply only at the time the obligations are acquired. In addition, the Trust may invest in certificates of deposit of $100,000 or less of a domestic bank, regardless of asset size, if such certificate of deposit is fully insured as to principal by the Federal Deposit Insurance Corporation. At no time will the Trust hold more than one certificate of deposit from any such bank Investments in securities issued by foreign banks or foreign branches of U.S. banks subject the Trust to certain additional investment risks, including future political and economic developments of the country in which the branch is located, possible imposition of withholding taxes on income payable on the securities, possible seizure of foreign deposits, establishment of exchange control restrictions, or other government regulation. While domestic banks are subject to federal and/or state laws and regulations which, among other things, require specific levels of reserves to be maintained, not all of those laws apply to foreign branches of domestic banks or domestic branches or subsidiaries of foreign banks. For purposes of this section, the term "bank" includes commercial banks, savings banks and savings and loan associations. |X| U.S. Government Securities. U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States. U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board. Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Trust will invest in U.S. government securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal and that the security is an Eligible Security. Other Investment Strategies o Floating Rate/Variable Rate Obligations. The Trust may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval. Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days). These notes may or may not be backed by bank letters of credit. Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity. Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities. The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis. There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7. |X| Asset-Backed Securities. These securities, issued by trusts and special purpose corporations, are backed by pools of assets. They pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Trust has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Trust may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of underlying assets. As a purchaser of an asset-backed security, the Trust would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities. |X| Repurchase Agreements. In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion, or a broker-dealer with a net capital of $50 million which has been designated a primary dealer in government securities. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Trust will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Trust's Board of Trustees, the Manager determines the liquidity of certain of the Trust's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable. There are restricted securities that are not illiquid that the Trust can buy. They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are related to current transactions of the issuer and therefore are exempt from registration as commercial paper. Illiquid securities include repurchase agreements maturing in more than 7 days, or certain participation interests other than those with puts exercisable within 7 days. o Loans of Portfolio Securities. To attempt to increase its income, the Trust may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 10% of the value of the Trust's total assets and are subject to other conditions described below. The Trust will not enter into any securities lending agreements having a maturity of greater than the maximum time permitted under Rule 2a-7. The Trust presently does not intend to lend its securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Trust's total assets. There are some risks in lending securities. The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities. The Trust may receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities. The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the Trust is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Trust. When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan. It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan. The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Trustees. The Trust will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the Trust or its Manager. The terms of the Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter. o Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities. Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan. Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank. Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income. Investment Restrictions |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of: |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or |_| more than 50% of the outstanding shares. The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Trust's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus. |X| Does the Trust Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Trust. |_| The Trust cannot invest more than 5% of the value of its total assets in the securities of any one issuer (other than the U.S. government or its agencies or instrumentalities). |_| The Trust cannot borrow money except as a temporary measure for extraordinary or emergency purposes, and then only up to 10% of the market value of the Trust's assets; the Trust will not make any investment when such borrowing exceeds 5% of the value of its assets; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt. |_| The Trust cannot make loans, except the Trust may: (i) purchase debt securities, (ii) purchase debt securities subject to repurchase agreements, or (iii) lend its securities as described in this Statement of Additional Information. |_| The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or mineral development programs. |_| The Trust cannot invest in real estate; however the Trust may purchase debt securities issued by companies which invest in real estate or interests therein. |_| The Trust cannot purchase securities on margin or make short sales of securities. |_| The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or the Manager who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer. |_| The Trust cannot underwrite securities of other companies. |_| The Trust cannot invest in securities of other investment companies, except in connection with a consolidation or merger. |_| The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. |_| The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule 2a-7 of the Investment Company Act of 1940, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule 2a-7. |_| The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry. Except for the fundamental investment restriction regarding the Trust's borrowing policy, unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust. For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy. How the Trust is Managed Organization and History. The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1979, with an unlimited number of authorized shares of beneficial interest. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager. Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters. Shareholders of the Trust may have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust. The Board of Trustees has an Audit Committee and a Review Committee. The members of the Audit Committee are Edward L. Cameron, C. Howard Kast and F. William Marshall, Jr. The Audit Committee held six meetings during the Trust's fiscal year ended June 30, 2001. The Audit Committee provides the Board with recommendations regarding the selection of the Trust's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Trust's independent audit concerning the Trust's internal accounting procedures and controls and selects and nominates for approval by the Board the independent Trustees, among other duties as set forth in the Committee's charter. The members of the Review Committee are Jon S. Fossel, Sam Freedman, William L. Armstrong, Robert G. Avis and George C. Bowen. The Review Committee held six meetings during the fiscal year ended June 30, 2001. The Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Trust's Transfer Agent and the services provided to the Trust by the Transfer Agent. The Review Committee also reviews policies and procedures adopted by the Trust to comply with the Investment Company Act of 1940 and other applicable law, among other duties as set forth in the Committee's charter. |X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Trust into two or more classes. The Board has done so, and the Trust currently has authorized the issuance of two classes of shares. The class of shares currently offered by the Prospectus and this Statement of Additional information has no special name designation but is deemed to be the equivalent of Class A shares for purposes of the shareholder account policies that apply to Class A shares of the Oppenheimer funds. The Trust's other class of shares, designated as "Class Y" shares, is not currently available. At such time as Class Y shares are available, both classes of shares will invest in the same investment portfolio. Shares are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each class of shares: |_| has its own dividends and distributions, |_| pays certain expenses which may be different for the different classes, |_| may have a different net asset value, |_| may have separate voting rights on matters in which the interests of one class are different from the interests of another class, and |_| votes as a class on matters that affect that class alone. |X| Meetings of Shareholders. As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the outstanding shares of the Trust. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder lists of the Trust available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the outstanding shares of the Trust, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act. |_| Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations. The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under the Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law. Trustees and Officers of the Trust. The Trust's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Trust under the Investment Company Act. All of the Trustees are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds1: Oppenheimer Cash Reserves Oppenheimer Select Managers Oppenheimer Champion Income Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Capital Income Fund Oppenheimer Strategic Income Fund Oppenheimer High Yield Fund Oppenheimer Total Return Fund, Inc. Oppenheimer International Bond Fund Oppenheimer Variable Account Funds Oppenheimer Integrity Funds Panorama Series Fund, Inc. Oppenheimer Limited-Term Government Fund Centennial America Fund, L. P. Oppenheimer Main Street Funds, Inc. Centennial California Tax Exempt Trust Oppenheimer Main Street Opportunity Fund Centennial Government Trust Oppenheimer Main Street Small Cap Fund Centennial Money Market Trust Oppenheimer Municipal Fund Centennial New York Tax Exempt Trust Oppenheimer Real Asset Fund Centennial Tax Exempt Trust Messrs. Swain, Murphy, Bishop, Wixted, Farrar and Zack, who are officers of the Trust, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of October 9, 2001, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of OppenheimerFunds, Inc. other than shares beneficially owned under that plan by the officers of the Fund listed below. Mr. Murphy is the trustee of that plan. James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age: 68 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman (since September 1988) of OppenheimerFunds, Inc.; of which the Manager is a wholly owned subsidiary; formerly President and a director of the Manager and Chairman of the Board of Shareholder Services, Inc., a transfer agent subsidiary of OppenheimerFunds, Inc. John V. Murphy*, President and Trustee; Age: 52. 498 7th Avenue, New York, New York 10018 Chairman and Chief Executive Officer and director (since July 2001) and President (since August 2000) of the OppenheimerFunds, Inc. (an investment advisor); President and a trustee of other Oppenheimer funds; trustee MML Series Investment Fund, an open-end investment company; President and a director (since July 2001) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President, Chief Executive Officer and a director (since July 2001) of OFI Private Investments, Inc., an investment adviser subsidiary of the Manager; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager; President and a director (since July 2001) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of HarbourView Asset Management Corporation and of Oppenheimer Real Asset Management, Inc. (since July 2001), investment adviser subsidiaries of the Manager; President and a director (since July 2001) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; formerly Chief Operating Officer (August 2000 - July 2001) of the Manager; Executive Vice President of MassMutual Financial Group (from 1995 to 1997); Executive Vice President and Chief Operating Officer of David L. Babson & Company (from 1995 to 1997), an investment advisor; Chief Operating Officer of Concert Capital Management, Inc. (from 1993 to 1996), and investment advisor. William L. Armstrong, Trustee, Age: 64. 6803 South Tucson Way, Englewood, Colorado 80112 Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984); Director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), UNUMProvident (insurance company) (since 1991); formerly Director of International Family Entertainment (television channel) (1992 - 1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); formerly U.S. Senator (January 1979-January 1991). Robert G. Avis, Trustee, Age: 70. 6803 South Tucson Way, Englewood, Colorado 80112 Formerly, (until February 2001) Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds), formerly, (until March 2000) Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly, (until March 1999) Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary); (until March 1999) Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor); (until March 2000) a Director of A.G. Edwards & Sons and A.G. Edwards Trust Company. George C. Bowen, Trustee, Age: 65. 6803 South Tucson Way, Englewood, Colorado 80112 Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (from September 1987) and Treasurer (from March 1985) of OppenheimerFunds, Inc; Vice President (from June 1983) and Treasurer (since March 1985) of OppenheimerFunds, Distributor, Inc., a subsidiary of OppenheimerFunds, Inc. and the Trust's Sub-Distributor; Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of the Manager; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corporation; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997). Edward L. Cameron, Trustee, Age: 63 6803 South Tucson Way, Englewood, Colorado 80112 Formerly (from 1974-1999) a partner with PricewaterhouseCoopers LLC (an accounting firm) and Chairman, Price Waterhouse LLP Global Investment Management Industry Services Group (from 1994-1998). Jon S. Fossel, Trustee, Age: 59. 6803 South Tucson Way, Englewood, Colorado 80112 Formerly (until October 1996) Chairman and a director of OppenheimerFunds, Inc.; President and a director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder Financial Services, Inc. Sam Freedman, Trustee, Age: 61. 6803 South Tucson Way, Englewood, Colorado 80112 Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc., Vice President and director of Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc. Richard F. Grabish*, Trustee, Age: 53. 6803 South Tucson Way, Englewood, Colorado 80112 Senior Vice President, Assistant Director of Sales and Marketing since March 1997, and Manager of Private Client Services since June 1985 for A.G. Edwards & Sons, Inc. (broker/dealer and investment firm). Chairman and Chief Executive Officer of A.G. Edwards Trust Company since March 2001). Director of A.G. Edwards & Sons, Inc. since March 1988); formerly (until March 1987) President and Vice Chairman of A.G. Edwards Trust Company. C. Howard Kast, Trustee, Age: 79. 6803 South Tucson Way, Englewood, Colorado 80112 Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm). Robert M. Kirchner, Trustee, Age: 80. 6803 South Tucson Way, Englewood, Colorado 80112 President of The Kirchner Company (management consultants). F. William Marshall, Jr., Trustee, Age: 59. 6803 South Tucson Way, Englewood, Colorado 80112 Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank); President, Chief Executive Officer and Director of SIS Bankcorp., Inc. and SIS Bank (formerly Springfield Institution for Savings) (1993-1999); Executive Vice President (until 1999) of Peoples Heritage Financial Group, Inc.; Chairman and Chief Executive Office of Bank of Ireland First Holdings, Inc. and First New Hampshire Banks (1990-1993); Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end investment companies). Carol E. Wolf, Vice President and Portfolio Manager, Age: 49. 6803 South Tucson Way, Englewood, Colorado 80112 Senior Vice President (since June 2000) of OppenheimerFunds, Inc.; an officer and portfolio manager of other Oppenheimer funds; formerly Vice President of OppenheimerFunds, Inc. (June 1990 - June 2000). Barry D. Weiss, Vice President and Portfolio Manager, Age: 37. 6803 South Tucson Way, Englewood, Colorado 80112 Vice President (since June 2001) of the Manager; an officer and portfolio manager of other Oppenheimer funds; formerly Senior Credit Analyst of the Manager (February 2000 - June 2001); formerly Associate Director, Fitch IBCA Inc. (April 1998 - February 2000); formerly News Director, Fitch Investors Service (September 1996 - April 1998); formerly Senior Budget Analyst, City of New York, Office of Management & Budget (February 1990 - September 1996). Robert G. Zack, Vice President and Secretary, Age: 53. 498 7th Avenue, New York, New York 10018 Acting General Counsel (From November 1, 2001), Senior Vice President (since May 1985), Associate General Counsel (From May 1981 until November 1, 2001) of OppenheimerFunds, Inc.; Assistant Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds. Brian W. Wixted, Treasurer, Age: 42. 6803 South Tucson Way, Englewood, Colorado 80112 Senior Vice President and Treasurer (since March 1999) of OppenheimerFunds, Inc.; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of the Manager; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991 - March 1995). Robert J. Bishop, Assistant Treasurer, Age: 42. 6803 South Tucson Way, Englewood, Colorado 80112 Vice President of OppenheimerFunds, Inc. (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President (April 1994 - May 1996) and a Fund Controller of OppenheimerFunds, Inc. Scott T. Farrar, Assistant Treasurer, Age: 36. 6803 South Tucson Way, Englewood, Colorado 80112 Vice President of OppenheimerFunds, Inc. (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President (April 1994 - May 1996) and a Fund Controller of OppenheimerFunds, Inc. o Remuneration of Trustees. The officers of the Trust and Mr. Swain are affiliated with the Manager and receive no salary or fee from the Trust. The remaining Trustees of the Trust received the compensation shown below. The compensation from the Trust was paid during its fiscal year ended June 30, 2001. The compensation from all of the Denver-based Oppenheimer funds includes the Trust and is compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 2000. ----------------------------------------------------------------------------- Aggregate Total Compensation ---------------------------- Compensation from all Denver-Based Trustee's Name from Trust1 Oppenheimer Funds2 and Other Positions2 (41 Funds) ----------------------------------------------------------------------------- ----------------------------------------------------------------------------- William L. Armstrong $6,016 $49,270 Review Committee Member ----------------------------------------------------------------------------- ----------------------------------------------------------------------------- Robert G. Avis $7,025 $72,000 Review Committee Member ----------------------------------------------------------------------------- ----------------------------------------------------------------------------- George C. Bowen $6,070 $55,948 Review Committee Member ----------------------------------------------------------------------------- ----------------------------------------------------------------------------- Edward L. Cameron $4,623 $26,709 Audit Committee Chairman ------------------------------------------------ ----------------------------------------------------------------------------- Jon S. Fossel $7,616 $77,880 Review Committee Chairman ------------------------------------------------ ----------------------------------------------------------------------------- Sam Freedman $7,968 $80,100 Review Committee Member ------------------------------------------------ ----------------------------------------------------------------------------- Richard F. Grabish $233 $0 ------------------------------------------------ ----------------------------------------------------------------------------- C. Howard Kast $8,449 $86,150 Audit Committee Member ----------------------------------------------------------------------------- ----------------------------------------------------------------------------- Robert M. Kirchner $7,663 $76,950 ----------------------------------------------------------------------------- ----------------------------------------------------------------------------- F. William Marshall $3,118 $3,768 Audit Committee Member ----------------------------------------------------------------------------- * Effective July 1, 2000, William A. Baker and Ned M. Steel resigned as Trustees of the Trust and subsequently became Trustees Emeritus of the Trust. For the fiscal year ended June 30, 2001, Messrs. Baker and Steel each received $5,546 aggregate compensation from the Trust and for the calendar year ended December 31, 2000, they each received $63,999 total compensation from all Denver-based Oppenheimer funds. Effective April 5, 2001, Raymond J. Kalinowski resigned as Trustee of the Trust. For the fiscal year ended June 30, 2001, Mr. Kalinowski received $5,445 aggregate compensation from the Trust and for the calendar year ended December 31, 2000, he received $73,500 total compensation from all Denver-based Oppenheimer funds. 1. For the Trust's fiscal year end June 30, 2001. 2. For the 2000 calendar year. o Deferred Compensation Plan for Trustees. The Trustees have adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds. Deferral of fees of the Trustees under this plan will not materially affect the Trust's assets, liabilities or net income per share. This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts. |X| Major Shareholders. As of October 9, 2001 the only person who owned of record or was known by the Trust to own beneficially 5% or more of the Trust's outstanding retail shares was A.G. Edwards & Sons, Inc. 1 North Jefferson Avenue, St. Louis, Missouri 63103, which owned 23,226,555,080.190 shares of the Trust which was 99.05% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares. The Manager. The Manager, Centennial Asset Management Corporation, is wholly owned by OppenheimerFunds, Inc., which is a wholly owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The portfolio managers of the Trust are principally responsible for the day-to-day management of the Trust's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities. They provide the Trust's portfolio managers with research and support in managing the Trust's investments. |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust. The Manager selects securities for the Trust's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Trust with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust. Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust. The investment advisory agreement lists examples of expenses paid by the Trust. The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus. --------------------------------------------------------------------------------- Fiscal Year Management Fee Paid to Centennial Asset Management Corporation ending 6/30 --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- 1999 $57,461,310 --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- 2000 $62,139,589 --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- 2001 $69,386,242 --------------------------------------------------------------------------------- Under the investment advisory agreement, the Manager has agreed to reimburse the Trust to the extent that the Trust's total expenses (including the management fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses such as litigation costs) exceed in any fiscal year the lesser of: (i) 1.5% of average annual net assets of the Trust up to $30 million plus 1% of the average annual net assets in excess of $30 million or; (ii) 25% of the total annual investment income of the Trust. For fiscal years ended June 30, 1999, June 30, 2000, and June 30, 2001 there were no reimbursements by the Manager to the Trust. The investment advisory agreement provides that the Manager shall not be liable for any loss sustained by reason of the adoption of an investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith, provided that nothing in the agreement shall be construed to protect the Manager against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the agreement. |X| The Distributor. Under its General Distributor's Agreement with the Trust, Centennial Asset Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. For other distribution expenses paid by the Trust, see the section entitled "Service Plan" below. The Trust's Sub-Distributor is OppenheimerFunds Distributor, Inc. Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees. Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices. The Trust seeks to obtain prompt execution of orders at the most favorable net price. If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase. Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Trust's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager. The Trust may experience high portfolio turnover that may increase the Trust's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust. Service Plan The Trust has adopted a Service Plan for the shares. The plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan. Under the plan, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Trust) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Trust. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients. Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust. The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. The approval must be by a "majority" (as defined in the Investment Company Act) of the shares. While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees. The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees. Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan. |X| Service Plan Fees. Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares. The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of the shares. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers. For the fiscal year ended June 30, 2001 payments under the plan totaled $41,630,621, all of which was paid by the Distributor to recipients. That included $1,335 paid to an affiliate of the Distributor's parent company. For the fiscal year ended June 30, 2001, the Manager paid, in the aggregate, $61,724,100 in fees out of its own resources for distribution assistance. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters. The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead. Performance of the Trust Explanation of Performance Terminology. The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Trust's performance as of the Trust's most recent fiscal year end. You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310. The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication). Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments: Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model. An investment in the Trust is not insured by the FDIC or any other government agency. The Trust's yield is not fixed or guaranteed and will fluctuate. Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns. |_| Yields. The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent. The compounded effective yield for a seven-day period is calculated by (1) adding 1 to the base period return (obtained as described above), (2) raising the sum to a power equal to 365 divided by 7, and (3) subtracting 1 from the result. The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period. o Total Return Information. There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Trust uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below. |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula: 1/n (ERV) (---) -1 = Average Annual Total Return ( P ) |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows: ERV - P ------- = Total Return P --------------------------------------------------------------------------------- Yield Compounded Average Annual Total Returns (at 6/30/01) (7 days ended Effective Yield 6/30/01) (7 days ended 6/30/01) --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- 1-Year 5 Years 10 Years --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- 3.61% 3.68% 5.51% 5.15% 4.63% --------------------------------------------------------------------------------- |X| Other Performance Comparisons. Yield information may be useful to investors in reviewing the Trust's performance. The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas. When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed. From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources. From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example, o information about the performance of certain securities or commodities markets or segments of those markets, o information about the performance of the economies of particular countries or regions, o the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions, o the availability of different types of securities or offerings of securities, o information relating to the gross national or gross domestic product of the United States or other countries or regions, o comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust. A B O U T Y O U R A C C O U N T How to Buy Shares Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("Exchange") is open, at 12:00 Noon and at 4:00 P.M, on each day that the Exchange is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean New York time. The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security. The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share. Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations. During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation. How to Sell Shares The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus. Checkwriting. When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust. Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice. In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs: (1) for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account; (2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s); (3) authorizes the Trust, its Transfer Agent and any bank through which the Trust's drafts (checks) are payable to pay all checks drawn on the Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check; (4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable; (5) understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and (6) acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason. Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business. No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and (3) conform to the requirements of the plan and the Trust's other redemption requirements. Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Trust held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Trust, the Manager, the Distributor the Sub-Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution. How to Exchange Shares As stated in the Prospectus, direct shareholders can exchange shares of the Trust for Class A shares of any of the following eligible funds: Oppenheimer Bond Fund Oppenheimer Main Street Growth & Income Fund Oppenheimer California Municipal Fund Oppenheimer Main Street Opportunity Fund Oppenheimer Capital Appreciation Fund Oppenheimer Main Street Small Cap Fund Oppenheimer Capital Preservation Fund Oppenheimer MidCap Fund Oppenheimer Capital Income Fund Oppenheimer Special Value Fund Oppenheimer Champion Income Fund Oppenheimer Multiple Strategies Fund Oppenheimer Concentrated Growth Fund Oppenheimer Municipal Bond Fund Oppenheimer Convertible Securities Fund OSM1 - Mercury Advisors S&P 500 Index OSM1 - Mercury Advisors Focus Growth Oppenheimer Developing Markets Fund Fund Oppenheimer Disciplined Allocation Fund Oppenheimer New York Municipal Fund Oppenheimer Value Fund Oppenheimer New Jersey Municipal Fund Oppenheimer Discovery Fund Oppenheimer Pennsylvania Municipal Fund Oppenheimer Emerging Growth Fund OSM1 - QM Active Balanced Fund Oppenheimer Emerging Technologies Fund Oppenheimer Quest Balanced Value Fund Oppenheimer Quest Capital Value Fund, Oppenheimer Enterprise Fund Inc. Oppenheimer Quest Global Value Fund, Oppenheimer Europe Fund Inc. Oppenheimer Rochester National Municipals Oppenheimer Quest Opportunity Value Fund OSM1- Gartmore Millennium Growth Fund II Oppenheimer Quest Value Fund, Inc. Oppenheimer Global Fund Oppenheimer Real Asset Fund Oppenheimer Global Growth & Income Fund OSM1 - Salomon Brothers Capital Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Growth Fund Oppenheimer Small Cap Value Fund Oppenheimer High Yield Fund Oppenheimer Strategic Income Fund Oppenheimer Intermediate Municipal Fund Oppenheimer Total Return Fund, Inc. Oppenheimer International Bond Fund Oppenheimer Trinity Core Fund Oppenheimer Trinity Large Cap Growth Oppenheimer International Growth Fund Fund Oppenheimer International Small Company Fund Oppenheimer Trinity Value Fund OSM1 -Jennison Growth Fund Oppenheimer U.S. Government Trust Oppenheimer Limited-Term Government Fund Limited-Term New York Municipal Fund Rochester Fund Municipals and the following money market funds: Centennial America Fund, L. P. Centennial New York Tax Exempt Trust Centennial California Tax Exempt Trust Centennial Tax Exempt Trust Centennial Government Trust Oppenheimer Cash Reserves Centennial Money Market Trust Oppenheimer Money Market Fund, Inc. 1 - "OSM" is Oppenheimer Select Managers Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge. Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds. |_| Limits on Multiple Exchange Orders. The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Trust may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. |_| Telephone Exchange Requests. When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests. |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust). In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged. The different eligible funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For Federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Trust, the Distributor, the Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction. The Trust may amend, suspend or terminate the exchange privilege at any time. Although, the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60-day notice is not required in extraordinary circumstances. Dividends and Taxes Tax Status of the Trust's Dividends and Distributions. The federal tax treatment of the Trust's dividends and capital gains distributions is explained in the Prospectus under the caption "Distributions and Taxes." Under the Internal Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. It if does not, the Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Trust not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The Trust's dividends will not be eligible for the dividends-received deduction for corporations. If the Trust qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of distributions made to shareholders. Dividends, distributions and the proceeds of the redemption of Trust shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of the Trust as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds. Dividend Reinvestment in Another Trust. Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the close of business on the payable date of the dividend or distribution. Additional Information About the Trust The Distributor. The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the Sub-Distributor. The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate. The Transfer Agent. Shareholder Services, Inc. the Trust's Transfer Agent, is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust. It also handles shareholder servicing and administrative functions. The Custodian. Citibank, N.A. is the Custodian of the Trust's assets. The Custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust. It will be the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Trust's cash balances with the Custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial. Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Trust. They audit the Trust's financial statements and perform other related audit services. They also act as auditors for the Manager and OppenheimerFunds, Inc. and for certain other funds advised by the Manager and its affiliates. Independent Auditors' Report Centennial Money Market Trust To the Shareholders and Board of Trustees of Centennial Money Market Trust: We have audited the accompanying statement of assets and liabilities of Cen- tennial Money Market Trust, including the statement of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the pe- riod then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cen- tennial Money Market Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Deloitte & Touche LLP Denver, Colorado July 23, 2001 Statement of Investments June 30, 2001 Centennial Money Market Trust Principal Value Amount See Note 1 ------------ ------------ Certificates of Deposit--11.7% Bank of Scotland: 3.63%, 9/21/01...................................... $ 15,000,000 $ 15,000,000 3.64%, 9/21/01...................................... 85,000,000 85,000,000 3.77%, 9/12/01...................................... 15,000,000 15,000,000 4.005%, 10/12/01.................................... 97,500,000 97,500,883 4.19%, 8/6/01....................................... 25,000,000 25,000,000 BNP Paribas, Chicago: 3.63%, 12/19/01-12/20/01............................ 140,000,000 140,000,000 3.64%, 9/20/01-12/18/01............................. 285,000,000 285,000,000 Chase Manhattan Bank NA: 3.76%, 9/11/01...................................... 25,000,000 25,000,000 3.77%, 9/12/01...................................... 50,000,000 50,000,000 Deutsche Bank: 3.76%, 12/13/01..................................... 50,000,000 50,000,000 3.95%, 8/9/01....................................... 50,000,000 50,000,000 3.98%, 8/2/01....................................... 50,000,000 50,000,000 Dresdner Bank AG: 5.14%, 8/22/01...................................... 50,000,000 50,000,000 5.24%, 9/17/01...................................... 87,000,000 87,238,555 Firstar Bank NA: 3.82%, 11/5/01-11/7/01.............................. 190,000,000 190,000,000 3.95%, 9/14/01...................................... 100,000,000 100,000,000 LaSalle Bank NA: 4.83%, 8/30/01...................................... 100,000,000 100,000,000 Merita Bank plc, New York: 4.255%, 8/3/01...................................... 50,000,000 50,000,000 4.66%, 10/18/01-10/19/01............................ 183,000,000 183,000,000 National Westminster Bank plc, New York: 3.59%, 9/26/01...................................... 100,000,000 100,000,000 3.59%, 9/28/01...................................... 100,000,000 100,000,000 Northern Trust Co.: 5.12%, 8/13/01...................................... 50,000,000 50,000,582 5.14%, 8/20/01...................................... 65,000,000 65,000,440 Rabobank Nederland NV: 5.36%, 7/26/01...................................... 50,000,000 50,000,338 Royal Bank of Canada, New York Branch: 5.10%, 8/8/01....................................... 100,000,000 100,000,000 3 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------

Certificates of Deposit (Continued)
Royal Bank of Scotland, New York Branch:
 3.61%, 9/26/01-9/28/01........................... $195,000,000 $  195,000,000
Societe Generale:
 3.61%, 9/26/01...................................  100,000,000    100,000,000
UBS AG Stamford CT:
 5.105%, 8/6/01...................................  100,000,000    100,000,488
U.S. Bank NA, Minneapolis:
 4.26%, 7/26/01...................................   80,300,000     80,300,000
                                                                --------------
Total Certificates of Deposit (Cost
 $2,588,041,286)..................................               2,588,041,286
                                                                --------------
Direct Bank Obligations--11.6%
ABN AMRO Bank NV:
 5.45%, 7/12/01...................................  100,000,000    100,000,297
Bank of Nova Scotia:
 4.643%, 7/19/01..................................  111,500,000    111,239,853
 4.695%, 7/17/01..................................   50,000,000     49,895,667
 5.34%, 7/11/01...................................   50,000,000     50,000,000
Bank of Scotland Treasury:
 3.565%, 9/27/01..................................   85,000,000     84,259,272
Canadian Imperial Bank of Commerce:
 5.335%, 7/9/01...................................   50,000,000     50,000,054
 6.33%, 7/9/01....................................  100,000,000    100,000,000
Dresdner US Finance, Inc.:
 3.73%, 11/30/01..................................   25,000,000     24,606,278
 4.20%, 7/27/01...................................   35,000,000     34,893,833
 4.69%, 7/25/01...................................  100,000,000     99,687,333
LaSalle Bank NA:
 4.21%, 8/1/01....................................  100,000,000    100,000,000
 4.72%, 7/2/01....................................   40,000,000     40,000,011
NATC California LLC:
 4.185%, 7/27/01..................................   80,000,000     79,758,200
 4.20%, 7/26/01...................................   19,000,000     18,944,583
National Bank of Commerce, Tennessee:
 3.78%, 8/28/01(/1/)..............................   50,000,000     50,000,000
 3.97%, 9/18/01(/1/)..............................   25,000,000     24,995,000
4 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------

Direct Bank Obligations (Continued)
Nationwide Building Society:
 4.58%, 10/19/01.................................. $ 45,000,000 $   44,370,250
 4.65%, 7/3/01....................................   40,000,000     39,989,667
 4.92%, 9/10/01...................................   49,000,000     48,524,537
 5.04%, 8/6/01....................................   40,000,000     39,798,400
 5.33%, 7/23/01...................................  200,000,000    199,357,417
 5.34%, 7/18/01-7/19/01...........................   66,895,000     66,730,143
Nordea North America, Inc. (gtd. by Merita Bank
 plc):
 3.90%, 11/19/01..................................   22,000,000     21,663,950
 4.56%, 10/18/01..................................   20,000,000     19,723,867
Rabobank Nederland NV:
 5.34%, 7/11/01-7/13/01...........................  190,000,000    190,000,000
 5.39%, 7/12/01...................................  100,000,000    100,000,000
 5.90%, 7/5/01....................................   20,000,000     20,001,250
Royal Bank of Canada:
 5.20%, 7/9/01....................................   50,000,000     49,942,222
 5.37%, 7/16/01...................................  100,000,000    100,000,000
Toronto Dominion Bank:
 3.64%, 9/19/01...................................   50,000,000     50,000,000
 3.77%, 9/13/01...................................   85,000,000     85,000,000
 3.88%, 8/27/01...................................   15,000,000     14,907,850
 5.37%, 7/11/01...................................   90,000,000     90,000,000
 5.55%, 7/5/01....................................  100,000,000    100,001,406
UBS Finance (Delaware) LLC:
 3.995%, 8/8/01...................................   34,000,000     33,858,598
 3.91%, 8/15/01...................................  100,000,000     99,511,250
 3.98%, 8/9/01(/2/)...............................   50,000,000     49,784,417
 5.02%, 8/16/01...................................  100,000,000     99,358,555
                                                                --------------
Total Direct Bank Obligations (Cost
 $2,580,804,160)..................................               2,580,804,160
                                                                --------------
5 Statement of Investments June 30, 2001 (Continued) Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Letters of Credit--4.4%
Abbey National plc, guaranteeing commercial paper of
 Abbey National North America:
 3.59%, 9/17/01-9/21/01.............................  $130,000,000 $128,948,928
 3.70%, 12/3/01.....................................   100,000,000   98,406,944
 3.745%, 9/28/01....................................    45,000,000   44,583,369
 3.90%, 8/17/01.....................................    50,000,000   49,745,417
 3.96%, 8/15/01.....................................   100,000,000   99,505,000
Barclays Bank plc, guaranteeing commercial paper of
 Primer Banco
 del Istmo SA:
 3.90%, 8/14/01.....................................    10,000,000    9,952,333
Credit Suisse Group, guaranteeing commercial paper
 of Credit Suisse
 First Boston, Inc.:
 4.011%, 8/9/01(/1/)(/3/)...........................   100,000,000   99,990,000
Deutsche Bank AG, guaranteeing commercial paper of
 Deutsche Bank Financial, Inc.:
 3.96%, 8/17/01.....................................    50,000,000   49,741,500
 4.48%, 10/22/01....................................    60,000,000   59,156,267
 5.03%, 8/24/01.....................................   100,000,000   99,245,500
 5.22%, 7/17/01.....................................    50,000,000   49,884,000
Societe Generale, guaranteeing commercial paper of
 Societe Generale North America:
 3.69%, 10/2/01.....................................   100,000,000   99,046,750
 4.65%, 7/17/01.....................................    90,000,000   89,814,000
                                                                   ------------
Total Letters of Credit (Cost $978,020,008).........                978,020,008
                                                                   ------------
Short-Term Notes--66.5%
Aerospace/Defense--0.9%
BAE Systems Holdings, Inc.:
 3.60%, 8/29/01(/2/)................................    47,400,000   47,120,340
 3.63%, 9/17/01(/2/)................................    45,400,000   45,042,929
 3.66%, 9/12/01(/2/)................................    30,000,000   29,777,350
 3.79%, 9/4/01(/2/).................................    50,000,000   49,657,847
 3.90%, 8/23/01(/2/)................................    32,000,000   31,816,267
                                                                   ------------
                                                                    203,414,733
                                                                   ------------
Asset-Backed--24.6%
AriesOne Metafolio Corp.:
 4.01%, 7/5/01(/2/).................................    50,000,000   49,977,722

Statement of Investments June 30, 2001 (Continued)

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Asset-Backed (Continued)
Aspen Funding Corp.:
 3.93%, 8/15/01(/2/)................................. $ 60,000,000 $ 59,705,250
Asset Portfolio Funding:
 3.62%, 9/24/01(/2/) ................................   30,289,000   30,030,113
BILLS Securitization Ltd.:
 3.61%, 11/19/01.....................................   50,000,000   49,293,042
 3.75%, 9/13/01......................................   45,000,000   44,653,125
 4.77%, 8/21/01......................................  100,000,000   99,324,250
 4.85%, 8/24/01......................................   97,500,000   96,790,687
 5.03%, 8/13/01......................................  140,000,000  139,161,261
Breeds Hill Capital Co. LLC, Series A:
 4.01%, 8/15/01(/2/).................................   50,000,000   49,749,375
 5.27%, 7/10/01(/2/).................................  100,000,000   99,883,500
Charta Corp.:
 3.80%, 8/23/01(/2/).................................   18,000,000   17,899,300
 3.88%, 8/30/01-8/31/01(/2/).........................   80,000,000   79,477,278
 3.90%, 8/7/01(/2/)..................................   50,000,000   49,799,583
 3.93%, 8/8/01(/2/)..................................   20,000,000   19,917,033
 4.22%, 7/30/01......................................   40,000,000   39,864,022
 4.23%, 7/3/01(/2/)..................................   42,000,000   41,990,130
 4.25%, 7/16/01(/2/).................................   35,000,000   34,938,021
 4.62%, 7/10/01(/2/).................................   55,000,000   54,936,475
 4.68%, 7/6/01(/2/)..................................   75,000,000   74,951,250
Check Point Charlie, Inc.:
 3.65%, 9/10/01(/2/).................................   10,000,000    9,928,014
 3.66%, 9/20/01(/2/).................................   25,000,000   24,794,125
 3.78%, 9/6/01(/2/)..................................   60,000,000   59,577,900
 3.80%, 9/7/01(/2/)..................................   90,000,000   89,354,000
 3.86%, 9/4/01(/2/)..................................   42,370,000   42,075,082
 3.97%, 8/20/01......................................   19,840,000   19,730,604
 4%, 7/5/01(/2/).....................................   40,000,000   39,982,222
 4%, 8/16/01.........................................   14,000,000   13,928,444
 4.30%, 7/26/01......................................   20,000,000   19,940,278
 4.71%, 7/23/01......................................   72,000,000   71,800,277
 4.88%, 8/24/01(/2/).................................   26,000,000   25,809,680

                                                                               7

Statement of Investments June 30, 2001 (Continued)

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Asset-Backed (Continued)
CIESCO LP:
 3.61%, 8/27/01-8/28/01.............................. $100,000,000 $ 99,423,402
 3.74%, 8/24/01(/2/).................................   30,000,000   29,831,700
 3.81%, 8/2/01.......................................   50,000,000   49,830,667
 4.13%, 8/8/01.......................................   95,000,000   94,585,853
 4.18%, 7/26/01......................................   50,000,000   49,854,861
Corporate Receivables Corp.:
 3.77%, 9/7/01(/2/)..................................   50,000,000   49,643,944
 4.20%, 7/25/01(/2/).................................  100,000,000   99,720,000
 4.26%, 7/24/01(/2/).................................  100,000,000   99,727,833
 4.60%, 7/18/01......................................   60,000,000   59,869,667
 4.66%, 7/13/01(/2/).................................  100,000,000   99,844,667
CXC, Inc.:
 3.75%, 8/21/01(/2/).................................   18,000,000   17,904,375
 3.76%, 9/11/01(/2/).................................   30,000,000   29,774,400
 3.915%, 8/7/01(/2/).................................   25,000,000   24,899,406
 4.12%, 8/10/01(/2/).................................   15,000,000   14,931,333
 4.185%, 7/26/01(/2/)................................   40,000,000   39,883,750
Galaxy Funding, Inc.:
 3.68%, 8/29/01(/2/).................................   65,000,000   64,607,978
 3.94%, 8/22/01(/2/).................................   25,000,000   24,857,722
 4.64%, 7/19/01-7/20/01(/2/).........................  266,000,000  265,356,830
 5.05%, 8/17/01(/2/).................................   76,500,000   75,995,631
GOVCO, Inc.:
 3.74%, 9/13/01(/2/).................................   50,000,000   49,615,611
 3.90%, 8/16/01(/4/).................................  100,000,000   99,501,667
 3.91%, 8/17/01(/2/).................................   14,108,000   14,035,983
 3.93%, 8/7/01.......................................   35,000,000   34,858,629
 3.96%, 8/23/01(/2/).................................   50,000,000   49,708,500
Greyhawk Funding LLC:
 3.72%, 9/13/01(/2/).................................  100,000,000   99,235,333
 3.76%, 9/4/01(/2/)..................................  100,000,000   99,321,111
 3.88%, 8/29/01(/2/).................................   72,000,000   71,542,160
 3.91%, 8/14/01(/2/).................................   50,000,000   49,761,056
 4.14%, 7/2/01(/2/)..................................  100,000,000   99,988,500

Statement of Investments June 30, 2001 (Continued)

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Asset-Backed (Continued)
Lexington Parker Capital Co. LLC:
 3.85%, 9/6/01(/2/).................................. $118,061,000 $117,215,060
 3.95%, 8/22/01(/2/).................................  100,000,000   99,429,444
 5.23%, 7/19/01-7/20/01(/2/).........................  150,000,000  149,600,486
 5.257%, 7/25/01(/2/)................................   51,000,000   50,821,262
Moriarty Ltd.:
 3.83%, 9/5/01(/2/)..................................   48,000,000   47,662,960
 4.62%, 7/6/01-7/11/01(/2/)..........................  100,000,000   99,903,750
 4.66%, 7/18/01(/2/).................................  141,500,000  141,187,757
 5.06%, 8/9/01(/2/)..................................   28,900,000   28,741,580
 5.08%, 8/1/01(/2/)..................................   10,000,000    9,956,256
 5.32%, 7/16/01(/2/).................................   99,800,000   99,592,527
New Center Asset Trust:
 4.24%, 8/20/01......................................   75,000,000   74,558,333
 5.03%, 7/5/01.......................................   35,000,000   34,980,439
Scaldis Capital LLC:
 3.80%, 9/10/01(/2/).................................   35,000,000   34,737,694
 3.90%, 8/27/01(/2/).................................   39,423,000   39,179,563
 3.925%, 11/2/01(/2/)................................   50,000,000   49,324,028
 3.95%, 11/16/01(/2/)................................   19,379,000   19,085,570
 3.96%, 8/20/01......................................   20,020,000   19,909,890
 4.02%, 8/15/01(/2/).................................   25,928,000   25,797,712
 4.54%, 10/5/01(/2/).................................   36,412,000   35,971,172
 4.70%, 7/5/01(/2/)..................................   39,608,000   39,587,316
 5.25%, 7/16/01(/2/).................................   61,532,000   61,407,868
Sheffield Receivables Corp.:
 3.94%, 11/21/01(/2/)................................   30,000,000   29,530,483
 4.01%, 7/2/01(/2/)..................................   46,400,000   46,394,832
Victory Receivables Corp.:
 3.66%, 9/19/01(/2/).................................   32,000,000   31,739,733
 3.77%, 9/17/01(/2/).................................   25,000,000   24,795,792
 3.80%, 9/10/01(/2/).................................   31,287,000   31,052,521
 3.97%, 8/22/01(/2/).................................   40,437,000   40,205,116
 3.98%, 8/6/01-8/14/01(/2/)..........................  181,489,000  180,644,947
 4.02%, 8/15/01......................................   31,890,000   31,729,753
 4.02%, 8/17/01(/2/).................................   75,492,000   75,097,810

                                                                               9

Statement of Investments June 30, 2001 (Continued)

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------

Asset-Backed (Continued)
VVR Funding LLC:
 3.70%, 8/29/01(/2/)............................... $ 78,647,000 $   78,170,093
 4%, 7/30/01-7/31/01(/2/)..........................  100,000,000     99,672,222
                                                                 --------------
                                                                  5,455,058,581
                                                                 --------------
Banks--1.1%
J.P. Morgan Chase & Co.:
 3.87%, 8/3/01.....................................   65,000,000     64,769,413
 4.70%, 7/9/01(/2/)................................  100,000,000     99,895,556
Wells Fargo & Co.:
 4.91%, 9/14/01....................................   79,000,000     78,191,896
                                                                 --------------
                                                                    242,856,865
                                                                 --------------
Beverages--0.3%
Coca Cola Enterprises, Inc.:
 3.58%, 9/10/01(/2/)...............................   25,000,000     24,823,486
 3.72%, 11/16/01(/2/)..............................   50,000,000     49,287,000
                                                                 --------------
                                                                     74,110,486
                                                                 --------------
Brokers-Dealers--4.0%
Banc of America Securities LLC:
 4.325%, 7/2/01(/1/)...............................   20,000,000     20,000,000
Goldman Sachs Group LP, Promissory Note:
 3.86%, 12/3/01-12/14/01(/3/)......................  140,000,000    140,000,000
 3.88%, 12/10/01(/3/)..............................    9,500,000      9,500,000
 3.91%, 12/7/01(/3/)...............................   50,000,000     50,000,000
 4.72%, 8/10/01(/3/)...............................   55,000,000     55,000,000
 5.21%, 8/13/01(/3/)...............................   90,000,000     90,000,000
 5.27%, 8/10/01(/3/)...............................   75,000,000     75,000,000
Merrill Lynch & Co., Inc., Series B:
 3.996%, 7/5/01(/1/)...............................   60,000,000     59,999,736
Morgan Stanley Dean Witter & Co.:
 4.01%, 8/28/01(/1/)...............................   70,000,000     70,000,000
 4.19%, 8/6/01.....................................   90,000,000     89,623,500
 5.04%, 8/10/01....................................   50,000,000     49,720,000

Statement of Investments June 30, 2001 (Continued)

Centennial Money Market Trust

                                                      Principal      Value
                                                        Amount     See Note 1
                                                     ------------ ------------

Broker-Dealers (Continued)
Morgan Stanley Dean Witter & Co. (Masternote
 Facility):
 4%, 11/30/01(/1/).................................. $189,000,000 $189,000,000
                                                                  ------------
                                                                   897,843,236
                                                                  ------------
Chemicals--0.9%
Bayer Corp. (gtd. by Bayer AG):
 3.77%, 8/28/01(/2/)................................   53,060,000   52,737,719
Henkel Corp. (gtd. by Henkel KGAA):
 4.18%, 8/1/01-8/2/01(/2/)..........................   72,000,000   71,738,815
 4.25%, 7/23/01-7/26/01(/2/)........................   65,450,000   65,268,324
                                                                  ------------
                                                                   189,744,858
                                                                  ------------
Commercial Finance--4.2%
CIT Group, Inc.:
 3.615%, 8/31/01....................................   87,000,000   86,467,089
 3.96%, 8/16/01-8/20/01.............................  100,000,000   99,472,000
 4.02%, 8/8/01......................................   47,000,000   46,800,563
 4.22%, 7/27/01.....................................   81,000,000   80,753,130
 5%, 8/3/01.........................................   50,000,000   49,770,833
Countrywide Home Loans:
 3.70%, 8/21/01.....................................   50,000,000   49,737,917
 4.20%, 7/2/01......................................  120,000,000  119,986,000
Countrywide Home Loans, Series I:
 4.125%, 8/24/01(/1/)...............................   88,000,000   87,969,700
 4.959%, 10/3/01(/1/)...............................   45,000,000   44,994,874
Countrywide Home Loans, Series J:
 4.19%, 6/7/02(/1/).................................   60,000,000   59,983,314
Homeside Lending, Inc.:
 3.72%, 9/12/01.....................................   20,000,000   19,849,133
 3.76%, 9/27/01.....................................   50,000,000   49,540,444
 3.98%, 8/6/01......................................   50,000,000   49,801,000
 4.21%, 7/30/01.....................................   50,000,000   49,830,431
 4.655%, 7/2/01-7/5/01..............................   49,000,000   48,984,354
                                                                  ------------
                                                                   943,940,782
                                                                  ------------

                                                                              11

Statement of Investments June 30, 2001 (Continued)

Centennial Money Market Trust

                                                      Principal      Value
                                                        Amount     See Note 1
                                                     ------------ ------------

Consumer Finance--2.4%
American Express Credit Corp.:
 3.62%, 8/27/01..................................... $ 50,000,000 $ 49,713,417
 3.81%, 8/3/01......................................   50,000,000   49,825,375
 4%, 8/31/01........................................   70,000,000   69,525,556
 4.15%, 7/30/01.....................................  100,000,000   99,665,694
 5%, 8/9/01-8/10/01.................................   61,000,000   60,667,361
American General Finance Corp.:
 3.74%, 9/7/01......................................   50,000,000   49,646,778
 4%, 7/2/01.........................................   50,000,000   49,994,444
 4.17%, 7/30/01.....................................   75,000,000   74,748,063
 4.69%, 7/25/01.....................................   25,000,000   24,921,833
                                                                  ------------
                                                                   528,708,521
                                                                  ------------
Diversified Financial--6.4%
Ford Motor Credit Co.:
 3.83%, 8/1/01......................................   50,000,000   49,835,097
 3.98%, 7/6/01......................................  100,000,000   99,944,722
GE Capital International Funding, Inc. (gtd. by
 General Electric Capital Corp.):
 4.10%, 8/1/01(/2/).................................  100,000,000   99,646,944
 5.32%, 7/13/01(/2/)................................  100,000,000   99,822,667
General Electric Capital Corp.:
 4.95%, 9/10/01.....................................   55,000,000   54,463,063
General Electric Capital Services:
 5.08%, 8/13/01.....................................   50,000,000   49,696,611
General Motors Acceptance Corp.:
 3.84%, 8/2/01-8/3/01...............................  140,000,000  139,517,867
Household Finance Corp.:
 3.57%, 9/20/01.....................................   67,000,000   66,462,205
 3.79%, 9/12/01.....................................  100,000,000   99,231,472
 3.81%, 8/2/01......................................   75,000,000   74,746,000
 3.91%, 8/10/01.....................................   50,000,000   49,782,778
 3.96%, 8/22/01.....................................   66,000,000   65,623,636
 3.99%, 12/7/01(/1/)................................   46,000,000   46,000,000
 4.64%, 7/6/01......................................   30,000,000   29,980,667
Prudential Funding LLC:
 3.94%, 10/12/01-10/15/01...........................  130,000,000  128,524,689
 5.03%, 8/6/01......................................   25,000,000   24,874,250

Statement of Investments June 30, 2001 (Continued)

Centennial Money Market Trust

                                                     Principal       Value
                                                       Amount      See Note 1
                                                    ------------ --------------

Diversified Financial (Continued)
Textron Financial Corp.:
 3.77%, 8/27/01.................................... $100,000,000 $   99,403,083
Verizon Network Funding:
 3.63%, 8/22/01-8/27/01............................   52,345,000     52,056,752
 4.28%, 7/2/01.....................................   88,330,000     88,319,615
                                                                 --------------
                                                                  1,417,932,118
                                                                 --------------
Diversified Media--0.4%
Omnicom Capital, Inc.:
 3.93%, 9/7/01(/2/)................................   50,000,000     49,628,833
 4.10%, 8/9/01-8/10/01(/2/)........................   50,000,000     49,775,069
                                                                 --------------
                                                                     99,403,902
                                                                 --------------
Gas Utilities--0.2%
Centrica plc:
 3.92%, 8/10/01(/2/)...............................   40,000,000     39,825,778
                                                                 --------------
Healthcare/Drugs--2.4%
American Home Products:
 3.99%, 7/24/01(/2/)...............................   14,000,000     13,964,312
 4.02%, 7/19/01(/2/)...............................   10,000,000      9,979,900
 4.03%, 7/5/01-7/26/01(/2/)........................  183,991,000    183,732,479
 4.04%, 7/6/01-7/11/01(/2/)........................   80,000,000     79,932,667
 4.05%, 7/2/01(/2/)................................   40,000,000     39,995,533
Glaxo Wellcome plc:
 3.94%, 8/23/01(/2/)...............................   93,300,000     92,758,808
 4.18%, 7/27/01(/2/)...............................   36,700,000     36,589,207
 4.635%, 7/16/01(/2/)..............................   73,000,000     72,859,019
                                                                 --------------
                                                                    529,811,925
                                                                 --------------
Information Technology--0.2%
Computer Sciences Corp.:
 3.99%, 12/27/01(/1/)(/2/).........................   50,000,000     50,000,000
                                                                 --------------
Insurance--8.8%
AIG Life Insurance Co.:
 4.05%, 5/31/02(/1/)(/3/)..........................   20,000,000     20,000,000
Allstate Life Insurance Co.:
 4.056%, 7/1/01(/1/)...............................   50,000,000     50,000,000

                                                                              13

Statement of Investments June 30, 2001 (Continued)

Centennial Money Market Trust

                                                        Principal      Value
                                                          Amount    See Note 1
                                                       ------------ -----------

Insurance (Continued)
American General Annuity Insurance Co.:
 4.056%, 7/1/01(/1/).................................. $ 50,000,000 $50,000,000
American General Corp.:
 3.56%, 9/21/01.......................................   50,000,000  49,594,556
 3.61%, 9/17/01.......................................   20,000,000  19,843,567
Cooperative Assn. of Tractor Dealers, Inc., Series A:
 4.25%, 7/2/01........................................  100,000,000  99,988,194
Cooperative Assn. of Tractor Dealers, Inc., Series B:
 4.25%, 7/2/01........................................    5,300,000   5,299,374
GE Financial Assurance Holdings, Inc.:
 4.69%, 7/2/01(/2/)...................................    8,500,000   8,498,893
General Electric Capital Assurance Co.:
 4.106%, 2/1/02(/1/)(/3/).............................   75,000,000  75,000,000
ING America Insurance Holdings, Inc.:
 3.595%, 10/24/01.....................................   20,000,000  19,770,319
 3.60%, 9/26/01.......................................   25,000,000  24,782,500
 3.61%, 9/18/01.......................................   50,000,000  49,603,903
 3.69%, 10/12/01......................................   35,000,000  34,630,488
 3.73%, 9/17/01.......................................   20,000,000  19,838,367
 3.77%, 8/27/01.......................................   25,000,000  24,850,771
 3.89%, 8/20/01.......................................   34,000,000  33,816,306
 3.96%, 8/23/01.......................................   50,000,000  49,708,500
 3.97%, 8/8/01........................................   25,000,000  24,895,236
 4.19%, 8/10/01.......................................   35,000,000  34,837,056
 5.025%, 8/15/01......................................   25,000,000  24,842,969
 5.19%, 7/23/01.......................................   40,000,000  39,873,133
 5.35%, 7/19/01.......................................   35,000,000  34,906,375
Jackson National Life Insurance Co.:
 4%, 3/1/02(/1/)......................................   70,000,000  70,000,000
 4.70%, 8/1/02(/1/)...................................   48,000,000  48,000,000
Marsh U.S.A., Inc.:
 3.73%, 12/4/01(/2/)..................................   47,750,000  46,978,201
 4.63%, 7/20/01(/2/)..................................   76,000,000  75,814,286
 4.65%, 7/11/01(/2/)..................................   46,700,000  46,639,679
 4.67%, 7/13/01(/2/)..................................  100,000,000  99,844,333

Statement of Investments June 30, 2001 (Continued)

Centennial Money Market Trust

                                                    Principal       Value
                                                      Amount      See Note 1
                                                   ------------ --------------

Insurance (Continued)
Metropolitan Life Insurance Co.:
 4.066%, 7/1/01(/1/).............................. $100,000,000 $  100,000,000
 4.106%, 7/1/01(/1/)..............................  123,500,000    123,500,000
Pacific Life Insurance Co.:
 4.076%, 7/1/01(/1/)(/3/).........................   71,000,000     71,000,000
Protective Life Insurance Co.:
 4.206%, 7/1/01(/1/)..............................   30,000,000     30,000,000
Prudential Life Insurance Co.:
 4.876%, 7/2/01(/1/)..............................  165,000,000    165,000,000
Travelers Insurance Co.:
 4.076%, 9/14/01-10/5/01(/1/)(/3/)................   88,000,000     88,000,000
United of Omaha Life Insurance Co.:
 4.076%, 7/1/01(/1/)..............................   50,000,000     50,000,000
Western Southern Life Insurance Co.:
 4.056%, 7/1/01(/1/)..............................  100,000,000    100,000,000
ZCM Matched Funding Corp.:
 3.80%, 7/2/01....................................   50,000,000     49,994,722
                                                                --------------
                                                                 1,959,351,728
                                                                --------------
Leasing & Factoring--0.9%
American Honda Finance Corp.:
 4.20%, 7/26/01-7/27/01...........................  100,000,000     99,702,500
 4.64%, 7/18/01...................................   50,000,000     49,890,444
 4.645%, 7/20/01..................................   45,000,000     44,889,681
                                                                --------------
                                                                   194,482,625
                                                                --------------
Metals/Mining--1.4%
Rio Tinto America, Inc. (gtd. by Rio Tinto plc &
 Rio Tinto Ltd.):
 3.74%, 8/17/01(/2/)..............................   50,000,000     49,755,861
 3.875%, 8/8/01...................................   23,930,000     23,832,120
 4.66%, 7/12/01...................................  104,400,000    104,251,346
Rio Tinto Ltd. (gtd. by Rio Tinto plc & Rio Tinto
 Ltd.):
 3.92%, 8/17/01(/2/)..............................   50,000,000     49,744,111
 4.22%, 7/27/01(/2/)..............................   47,537,000     47,392,118
 4.26%, 7/25/01(/2/)..............................   28,833,000     28,751,114
                                                                --------------
                                                                   303,726,670
                                                                --------------

                                                                              15

Statement of Investments June 30, 2001 (Continued)

Centennial Money Market Trust

                                                       Principal      Value
                                                         Amount     See Note 1
                                                      ------------ ------------

Photography--0.8%
Eastman Kodak Co.:
 3.99%, 8/20/01...................................... $ 90,000,000 $ 89,503,750
 4.70%, 7/13/01-7/17/01..............................   23,500,000   23,461,356
 4.72%, 7/10/01......................................    6,197,000    6,189,688
 4.77%, 7/3/01.......................................   20,000,000   19,994,700
 4.80%, 7/9/01.......................................   45,000,000   44,952,000
                                                                   ------------
                                                                    184,101,494
                                                                   ------------
Special Purpose Financial--4.8%
K2 (USA) LLC:
 3.795%, 11/30/01(/2/)...............................   23,771,000   23,390,109
 3.815%, 9/20/01(/2/)................................   53,400,000   52,941,628
 3.82%, 9/17/01(/2/).................................   13,500,000   13,388,265
 3.88%, 11/13/01(/2/)................................   99,891,000   98,427,483
 3.92%, 11/8/01(/2/).................................  100,000,000   98,584,444
 3.93%, 11/26/01(/2/)................................   31,000,000   30,499,143
 3.95%, 11/20/01-11/23/01(/2/).......................   79,500,000   78,249,166
Lone Star Funding LLC:
 3.65%, 9/21/01(/3/).................................   30,000,000   29,750,583
MONET Trust, Series 2000-1:
 3.77%, 9/27/01(/1/)(/3/)............................   85,000,000   85,000,000
REVS Ltd., Series 2000-1:
 4.394%, 4/1/02(/1/)(/4/)............................  110,000,000  110,040,594
Sigma Finance, Inc.:
 3.585%, 12/21/01(/2/)...............................   25,000,000   24,569,302
 3.745%, 10/4/01(/2/)................................   25,000,000   24,752,934
 4.52%, 10/18/01(/2/)................................   50,000,000   49,315,722
 4.565%, 9/4/01(/2/).................................   50,000,000   49,587,882
 4.67%, 7/6/01(/2/)..................................   40,000,000   39,974,056
 5%, 8/9/01(/2/).....................................   35,000,000   34,810,417
 5.05%, 8/16/01(/2/).................................   50,000,000   49,677,361
 5.06%, 8/14/01(/2/).................................   50,000,000   49,759,833
 5.25%, 7/18/01(/2/).................................   50,000,000   49,876,042
 5.285%, 7/10/01(/2/)................................   25,000,000   24,966,969
 5.335%, 7/12/01(/2/)................................   29,000,000   28,952,726

Statement of Investments June 30, 2001 (Continued)

Centennial Money Market Trust

                                                    Principal        Value
                                                      Amount      See Note 1
                                                   ------------ ---------------

Special Purpose Financial (Continued)
Zurich Trust Certificates, Series ZTC-2T:
 3.89%, 7/24/01(/1/)(/3/)......................... $ 24,000,000 $    24,000,000
                                                                ---------------
                                                                  1,070,514,659
                                                                ---------------
Telecommunications--Technology--1.8%
Cingular Wireless LLC:
 3.63%, 9/20/01(/2/)..............................   25,000,000      24,795,813
 3.80%, 9/10/01(/2/)..............................   49,700,000      49,327,526
 3.83%, 8/23/01-9/14/01(/2/)......................  214,190,000     212,724,502
 3.88%, 8/31/01(/2/)..............................   35,000,000      34,769,894
SBC Communications, Inc.:
 4.20%, 7/25/01(/2/)..............................   50,000,000      49,860,000
Vodafone AirTouch plc:
 3.99%, 12/19/01(/1/)(/3/)........................   25,000,000      25,015,237
                                                                ---------------
                                                                    396,492,972
                                                                ---------------
Total Short-Term Notes (Cost $14,781,321,933).....               14,781,321,933
                                                                ---------------
U.S. Government Agencies--5.7%
Federal Farm Credit Bank:
 6.40%, 11/1/01...................................   15,000,000      15,117,128
 6.625%, 2/1/02...................................   24,300,000      24,657,480
Federal Home Loan Bank:
 4.20%, 5/14/02...................................   21,600,000      21,600,000
 4.79%, 7/27/01-8/3/01............................   59,054,000      58,812,451
 5.125%, 2/26/02..................................   61,250,000      61,671,724
 5.875%, 9/17/01..................................   71,050,000      71,318,685
 6%, 11/15/01.....................................   94,500,000      95,193,828
 6.505%, 11/27/01.................................   18,425,000      18,618,687
 6.70%, 12/19/01..................................   43,000,000      43,559,873
 6.75%, 2/15/02...................................  121,570,000     123,564,733
Federal Home Loan Mortgage Corp.:
 4.478%, 7/12/01..................................   75,000,000      74,894,583
 4.65%, 9/13/01...................................   22,578,000      22,362,192
 4.75%, 12/14/01..................................   53,010,000      53,190,460
 4.79%, 8/3/01....................................   17,000,000      16,925,356

                                                                              17

Statement of Investments June 30, 2001 (Continued)

Centennial Money Market Trust

                                                  Principal         Value
                                                    Amount       See Note 1
                                                 ------------  ---------------

U.S. Government Agencies (Continued)
Federal National Mortgage Assn.:
 4.625%, 10/15/01............................... $100,300,000  $   100,486,332
 6.02%, 12/20/01................................   82,365,000       83,153,876
 6.24%, 12/6/01.................................  182,770,000      184,557,142
 6.40%, 12/21/01................................   61,450,000       62,134,424
 6.48%, 11/2/01.................................   16,715,000       16,858,194
 6.54%, 2/1/02..................................   25,000,000       25,352,872
 6.73%, 8/23/01.................................    8,000,000        8,021,607
FNMA Master Credit Facility:
 3.86%, 9/4/01..................................   40,681,000       40,397,476
 4.17%, 8/1/01..................................   47,681,000       47,509,785
                                                               ---------------
Total U.S. Government Agencies (Cost
 $1,269,958,888)................................                 1,269,958,888
                                                               ---------------
Total Investments, at Value (Cost
 $22,198,146,275)...............................         99.9%  22,198,146,275
                                                               ---------------
Other Assets Net of Liabilities.................          0.1       12,218,674
                                                 ------------  ---------------
Net Assets......................................        100.0% $22,210,364,949
                                                 ============  ===============

Short-term notes, direct
bank obligations and letters of credit are generally traded on a discount basis;
the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current
interest rate for a variable rate security. 2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $7,393,550,509, or 33.29% of the Trust’s net assets and have been determined to be liquid pursuant to guidelines adopted by the
Board of Trustees.

3. Identifies issues
considered to be illiquid or restricted--See Note 4 of Notes to Financial
Statements. 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $209,542,261 or 0.94% of the Trust’s net assets as of June 30, 2001.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities June 30, 2001

Centennial Money Market Trust

ASSETS
Investments, at value (Cost $22,198,146,275)--see accompanying statement....................................................  $22,198,146,275
Cash..........................................................       28,507,623
Receivables and other assets:
 Shares of beneficial interest sold...........................       93,418,452
 Interest.....................................................       66,261,785
 Other........................................................        3,083,510
                                                                ---------------
  Total assets................................................   22,389,417,645
                                                                ---------------
LIABILITIES
Payables and other liabilities:
 Shares of beneficial interest redeemed.......................      155,091,291
 Dividends....................................................       20,033,854
 Shareholder reports..........................................        1,805,513
 Service plan fees............................................        1,202,404
 Trustees' compensation.......................................            7,989
 Transfer and shareholder servicing agent fees................               26
 Other........................................................          911,619
                                                                ---------------
  Total liabilities...........................................      179,052,696
                                                                ---------------
NET ASSETS....................................................  $22,210,364,949
                                                                ===============

COMPOSITION OF NET ASSETS
Paid-in capital...............................................  $22,209,588,056
Accumulated net realized gain (loss) on investment
 transactions.................................................          776,893
                                                                ---------------
NET ASSETS--applicable to 22,210,120,771 shares of beneficial interest outstanding.........................................  $22,210,364,949
                                                                ===============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER
 SHARE........................................................            $1.00

See accompanying Notes to Financial Statements.

                                                                              19

Statement of Operations For the Year Ended June 30, 2001

Centennial Money Market Trust

INVESTMENT INCOME
Interest........................................................ $1,251,608,234
                                                                 --------------
EXPENSES
Management fees.................................................     69,386,242
Service plan fees...............................................     41,630,621
Transfer and shareholder servicing agent fees...................     17,568,623
Shareholder reports.............................................      3,994,039
Custodian fees and expenses.....................................        430,663
Trustees' compensation..........................................         75,317
Other...........................................................      5,968,369
                                                                 --------------
  Total expenses................................................    139,053,874
Less reduction to custodian expenses............................       (132,053)
                                                                 --------------
Net expenses....................................................    138,921,821
                                                                 --------------
NET INVESTMENT INCOME...........................................  1,112,686,413
                                                                 --------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS.........................        696,751
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............ $1,113,383,164
                                                                 ==============

Statements of Changes in Net Assets

                                                   Year Ended June 30,
                                                  2001             2000
                                             ---------------  ---------------

OPERATIONS
Net investment income (loss)................ $ 1,112,686,413  $   963,946,776
Net realized gain (loss)....................         696,751            1,668
                                             ---------------  ---------------
Net increase (decrease) in net assets
 resulting from operations..................   1,113,383,164      963,948,444
                                             ---------------  ---------------
DIVIDENDS AND/OR DISTRIBUTIONS TO
 SHAREHOLDERS...............................  (1,112,686,413)    (963,946,776)
                                             ---------------  ---------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions...............................   3,475,869,627      913,155,440
                                             ---------------  ---------------
NET ASSETS
Total increase..............................   3,476,566,378      913,157,108
Beginning of period.........................  18,733,798,571   17,820,641,463
                                             ---------------  ---------------
End of period............................... $22,210,364,949  $18,733,798,571
                                             ===============  ===============

See accompanying Notes to Financial Statements.

Financial Highlights

Centennial Money Market Trust

                                    Year Ended June 30,
                            2001     2000     1999     1998          1997
                           -------  -------  -------  -------       ------

PER SHARE OPERATING DATA
Net asset value,
 beginning of period.....    $1.00    $1.00    $1.00    $1.00        $1.00
Income from investment
 operations--net
 investment income and
 net realized gain.......      .06      .05      .05      .05          .05
Dividends and/or
 distributions to
 shareholders............     (.06)    (.05)    (.05)    (.05)        (.05)
                           -------  -------  -------  -------       ------
Net asset value, end of
 period..................    $1.00    $1.00    $1.00    $1.00        $1.00
                           =======  =======  =======  =======       ======

TOTAL RETURN(/1/)........     5.51%    5.36%    4.75%    5.16%        4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)...........  $22,210  $18,734  $17,821  $15,114       $9,063
Average net assets (in
 millions)...............  $20,830  $18,537  $17,128  $12,617       $8,033
Ratios to average net
 assets:(/2/)
Net investment income....     5.34%    5.20%    4.63%    5.04%        4.86%
Expenses.................     0.67%    0.67%    0.66%    0.68%(/3/)   0.73%(/3/)
Expenses, net of
 reduction to excess
 expenses................      N/A      N/A      N/A     0.66%        0.67%

1.  Assumes a $1,000  hypothetical  initial  investment  on the  business day before the first day of the fiscal  period,  with all  dividends  reinvested  in additional  shares on the  reinvestment  date,  and  redemption at the net asset value  calculated on the last business day of the fiscal  period.  Total returns reflect changes in net investment  income only. Total returns are not annualized for periods less than one year.

2. Annualized for periods of less than one full year.
3. Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                                                                             21

Notes to Financial Statements

Centennial Money Market Trust

1. Significant Accounting Policies

Centennial  Money Market Trust (the Trust) is registered under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company.
The Trust’s investment objective is to seek the maximum current income that is  consistent  with low capital  risk and the  maintenance  of  liquidity.  The
Trust’s  investment advisor is Centennial Asset Management Corporation (the
Manager),  a subsidiary  of  OppenheimerFunds,  Inc.  (OFI).  The following is a summary of significant  accounting policies  consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase  Agreements.  The  Trust  requires  its  custodian  bank  to  take possession,  to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s  vault, all securities held as collateral  for  repurchase  agreements.  The  market  value  of the  underlying securities  is required  to be at least 102% of the resale  price at the time of purchase.  If  the  seller  of the  agreement  defaults  and  the  value  of the
collateral  declines,  or  if  the  seller  enters  an  insolvency   proceeding,
realization  of the  value of the  collateral  by the Trust  may be  delayed  or limited.

Federal Taxes. The Trust intends to continue to comply with provisions of the
Internal  Revenue Code  applicable  to  regulated  investment  companies  and to distribute  all of its taxable  income to  shareholders.  Therefore,  no federal income or excise tax provision is required.

>Dividends and Distributions to Shareholders.  Dividends and distributions to shareholders,  which are determined in accordance  with income tax  regulations, are recorded on the ex-dividend date.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of iden-
tified cost.

Other.  The preparation of financial statements in conformity with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the  financial  statements  and the  reported  amounts of income and expenses  during the reporting  period.  Actual  results could differ from those estimates.

Notes to Financial Statements (Continued)

Centennial Money Market Trust

2. Shares of Beneficial Interest

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 Year Ended June 30, 2001           Year Ended June 30, 2000
                             ---------------------------------  ---------------------------------
                                 Shares            Amount           Shares            Amount
                             ---------------  ----------------  ---------------  ----------------

Sold.......................   56,834,272,372  $ 56,834,272,372   59,623,565,708  $ 59,623,565,708
Dividends and/or
 distributions reinvested..    1,119,562,805     1,119,562,805      928,419,736       928,419,736
Redeemed...................  (54,477,965,550)  (54,477,965,550) (59,638,830,004)  (59,638,830,004)
                             ---------------  ----------------  ---------------  ----------------
Net increase (decrease)....    3,475,869,627  $  3,475,869,627      913,155,440  $    913,155,440
                             ===============  ================  ===============  ================

3. Fees and Other Transactions with Affiliates

Management Fees.  Management fees paid to the Manager were in accordance with the  investment  advisory  agreement  with the Trust which provides for a fee of
0.50% of the first $250 million of the  Trust’s  net assets;  0.475% of the next  $250  million;  0.45% of the next  $250  million;  0.425% of the next $250 million; 0.40% of the next $250 million;  0.375% of the next $250 million; 0.35%
of the next $500 million;  and 0.325% of net assets in excess of $2 billion.  In the agreement,  the Manager  guarantees that the Trust’s  total expenses in any fiscal year,  exclusive of taxes,  interest and brokerage  concessions,  and extraordinary  expenses such as litigation costs, shall not exceed the lesser of
1.5% of the  average  annual net assets of the Trust up to $30 million and 1% of its  average  annual  net assets in excess of $30  million;  or 25% of the total annual investment  income of the Trust. The Trust’s  management fee for the year ended June 30, 2001, was an annualized rate of 0.33%.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI an annual maintenance fee for each Trust share-
holder account.

Service Plan Fees. Under an approved service plan, the Trust may expend up to
0.20% of its average  annual net assets  annually to reimburse  the Manager,  as distributor,  for costs  incurred in  connection  with the personal  service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions.  During the year ended
June 30,  2001,  the Trust paid $1,335 to a  broker-dealer  affiliated  with the
Manager as reimbursement for distribution-related expenses.

4. Illiquid or Restricted Securities

As of June 30,  2001,  investments  in  securities  included  issues that are illiq- uid or restricted.  Restricted  securities are often purchased in private placement transactions, are not registered

                                                                              23

Notes to Financial Statements (Continued)

Centennial Money Market Trust

4. Illiquid or Restricted Securities (continued)

under  the  Securities  Act of 1933,  may have  contractual  restrictions  on resale,  and are valued  under  methods  approved  by the Board of  Trustees  as reflecting fair value. A security may also be considered  illiquid if it lacks a readily  available  market or if its  valuation  has not  changed  for a certain period of time.  The Trust  intends to invest no more than 10% of its net assets
(determined  at the time of purchase and reviewed  periodically)  in illiquid or restricted

                                                                   Valuation Per
                                            Acquisition     Cost    Unit as of
Security                                       Date       Per Unit June 30, 2001
--------                                  --------------- -------- -------------

Short-Term Notes
Travelers Insurance Co................... 9/15/00-10/5/00  $1.00       $1.00

securities. Certain restricted securities, eligible for resale to qualified in-
stitutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30,
2001, was $937,255,820, which represents 4.22% of the Trust's net assets, of which $88,000,000 is considered restricted. Information concerning restricted securities is as follows:

A-

                                  Appendix A

                      Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services,  a division of The McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:
A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:
------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

                                  Appendix B

------------------------------------------------------------------------------
                           Industry Classifications
------------------------------------------------------------------------------

Aerospace/Defense                       Food and Drug Retailers
Air Transportation                      Gas Utilities
Asset-Backed                            Health Care/Drugs
Auto Parts and Equipment                Health Care/Supplies & Services
Automotive                              Homebuilders/Real Estate
Bank Holding Companies                  Hotel/Gaming
Banks                                   Industrial Services
Beverages                               Information Technology
Broadcasting                            Insurance
Broker-Dealers                          Leasing & Factoring
Building Materials                      Leisure
Cable Television                        Manufacturing
Chemicals                               Metals/Mining
Commercial Finance                      Nondurable Household Goods
Communication Equipment                 Office Equipment
Computer Hardware                       Oil - Domestic
Computer Software                       Oil - International
Conglomerates                           Paper
Consumer Finance                        Photography
Consumer Services                       Publishing
Containers                              Railroads & Truckers
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Wholesalers                        Specialty Printing
Durable Household Goods                 Specialty Retailing
Education                               Steel
Electric Utilities                      Telecommunications - Long Distance
Electrical Equipment                    Telephone - Utility
Electronics                             Textile, Apparel & Home Furnishings
Energy Services                         Tobacco
Entertainment/Film                      Trucks and Parts
Environmental                           Wireless Services
Food

C-6

------------------------------------------------------------------------------
Centennial Money Market Trust
------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112

                               Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1-800-525-9130

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

PX0150.001.1101

CENTENNIAL MONEY MARKET TRUST

FORM N-1A

PART C

OTHER INFORMATION

Item 23.  Exhibits

(a)   (i)  Restated Declaration of Trust dated February 26, 1986:  Previously filed with Registrant's Post-Effective Amendment No. 14 (10/28/88), and
refiled with Registrant's Post-Effective Amendment No. 21 (10/28/94),
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Amendment to Restated Declaration of Trust dated May 15, 1999:
Previously filed with Registrant's Post-Effective Amendment No. 28 (8/27/99), and incorporated herein by reference.

      (iii) Amendment to the Declaration of Trust dated February 9, 2001:
Filed herewith.

(b)   By-Laws, as amended and restated through October 24, 2000:  Filed herewith.

(c)   (i)  Specimen Share Certificate: Filed herewith.

(ii)  Form of Specimen Share Certificate for Class Y shares: Filed herewith.

(d)   Amended and Restated Investment Advisory Agreement dated October 22,
1990, as amended November 21, 1997: Previously filed with Registrant's Post
Effective Amendment No. 25 (10/28/98), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e)   (i)  General Distributor's Agreement Centennial Asset Management
Corporation dated October 13, 1992:  Previously filed with Registrant's Post
Effective Amendment No. 20 (10/29/93), and incorporated herein by reference.

      (ii)  Sub-Distributor's Agreement between Centennial Asset Management
Corporation and OppenheimerFunds Distributor, Inc. dated May 28, 1993:
Previously filed with Post-Effective Amendment No. 20 (10/29/93), and incorporated herein by reference.

      (iii)  Form of Dealer Agreement of Centennial Asset Management
Corporation:  Previously filed with Post-Effective Amendment No. 23 of
Centennial Government Trust (Reg. No. 2-75912), (11/1/94), and incorporated herein by reference.

Form of Deferred Compensation Agreement for Disinterested Trustees/Directors:
Filed with Post-Effective Amendment No. 40 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/27/98), and incorporated herein by reference.

(g)   Global Custodial Services Agreement dated May 3, 2001 between
Registrant and Citibank, N.A.:  Filed herewith.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated September 22, 1981:  Previously filed with Registrant's Post-Effective Amendment No. 3 (9/29/81), refiled with Registrant's Post-Effective Amendment No. 21 (10/28/94), pursuant to
Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Not applicable.

(m)   Service Plan and Agreement between Registrant and Centennial Asset
Management Corporation under Rule 12b-1 dated August 24, 1993:  Previously filed with Registrant's Post-Effective Amendment No. 20, (10/29/93), and
incorporated herein by reference.

     Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01:  Previously filed with Post-Effective Amendment
No.20, to the registration statement of Oppenheimer Cash Reserves Fund (Reg.
No. 33-23223), (09/27/01), and incorporated herein by reference.

Powers of Attorney for all Trustees/Directors and Officers except for Mr.
Armstrong, Mr. Cameron, Mr. Marshall and Mr. Grabish: Previously filed with
Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer
Select Managers (Reg. No. 333-49774), (2/8/01), and incorporated herein by reference.

Powers of Attorney for Mr. Armstrong, Mr. Bowen, Mr. Cameron, Mr. Marshall
and Mr. Grabish: Previously filed with Registrant's Pre-Effective Amendment
No. 32 (08/24/01), and incorporated herein by reference.

Power of Attorney for Mr. Murphy: Filed herewith.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
March 1, 2000 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the initial Registration Statement of Oppenheimer
Emerging Growth Fund (Reg. No. 333-44176), (8/21/00), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
--------  ----------------------------------------------------

(a)   Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and
B hereof and listed in Item 26(b) below.

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position
with Centennial Asset   Other Business and Connections
Management Corporation              During the Past Two Years
----------------------              -------------------------

Robert Agan,
Vice President    Vice President of Shareholder Services, Inc.

Katherine P. Feld,
Secretary and Director  Vice President and Secretary of the Sub-Distributor
and of OppenheimerFunds, Inc.; Vice President and Secretary of Oppenheimer
Real Asset Management, Inc.; Secretary of HarbourView Asset Management
Corporation, Oppenheimer Partnership Holdings, Inc., Shareholder Financial
Services, Inc. and Shareholder Services, Inc.

Ray Olson,
Treasurer   Assistant Vice President of OppenheimerFunds, Inc.

Brian W. Wixted,
Assistant Treasurer     Senior Vice President and Treasurer (since March
1999) of OppenheimerFunds, Inc., HarbourView Asset Management Corporation,
Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings,
Inc., of OFI Private Investments, Inc. (since March 2000) and of
OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
(since May 2000); Treasurer and Chief Financial Officer (since May 2000) of
PIMCO Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer
Acquisition Corp.; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services
Division (March 1995 - March 1999).

Arthur J. Zimmer,
Vice President    Senior Vice President (since April 1999) of HarbourView
Asset Management Corporation; an officer and/or portfolio manager of certain
Oppenheimer funds.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the
Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as
set forth below:

New York-based Oppenheimer Funds
--------------------------------

Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Special Value Fund
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust

Quest/Rochester Funds
---------------------

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds
------------------------------

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Capital Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer Select Managers
Oppenheimer Senior Floating Rate Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc.,
Oppenheimer Acquisition Corp. and OFI Private Investments, Inc. 6803 South
Tucson Way, Englewood, Colorado 80112.

The address of the New York-based Oppenheimer Funds, the Quest Funds, the
Rochester-based funds, the Denver-based Oppenheimer Funds, Shareholder
Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds
Services, Centennial Asset Management Corporation, Centennial Capital Corp.,
and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way,
Englewood, Colorado 80112.

Item 27.  Principal Underwriter
-------   ---------------------

(a)   Centennial Asset Management Corporation is the Distributor of
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset
Management Corporation is the investment adviser, as described in Part A and
B of this Registration Statement and listed in Item 26(b) above.

(b)   The directors and officers of the Registrant's principal underwriter are:

Name & Principal  Positions & Offices     Positions and Offices
Business Address  with Underwriter  with Registrant
----------------  ----------------  ---------------

Robert Agan(1)    Vice President    None

Katherine P. Feld(1)    Secretary and Director  None

Ray Olson   Treasurer   None

Brian W. Wixted   Assistant Treasurer     Treasurer

Arthur Zimmer(2)  Vice President    None

(1)498 7th Avenue, NY, NY 10018
(2)6803 South Tucson Way, Englewood, CO 80112

(c)   Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on
the on the 25th day of October, 2001.

      CENTENNIAL MONEY MARKET TRUST

      By:  /s/ James C. Swain*
      -----------------------------------
      James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures  Title Date
----------  ----- ----

/s/ James C. Swain*     Chairman of the Board,

----------------------------------  Chief Executive Officer October 25, 2001
James C. Swain    and Trustee

/s/ John V. Murphy*     President
----------------------------------        October 25, 2001
John V. Murphy

/s/ Brian W. Wixted*    Treasurer and Principal October 25, 2001
----------------------------------  Financial and
Brian W. Wixted   Accounting Officer

/s/ William L. Armstrong *    Trustee     October 25, 2001

----------------------------------
William L. Armstrong

/s/ Robert G. Avis*     Trustee     October 25, 2001

----------------------------------
Robert G. Avis

/s/ George Bowen* Trustee     October 25, 2001

----------------------------------
George Bowen

s/ Edward L. Cameron *  Trustee     October 25, 2001

----------------------------------
Edward L. Cameron

/s/ Jon S. Fossel*      Trustee     October 25, 2001

----------------------------------
Jon S. Fossel

/s/Richard F. Grabish*  Trustee     October 25, 2001

----------------------------------
Richard F. Grabish

/s/ Sam Freedman* Trustee     October 25, 2001

----------------------------------
Sam Freedman

/s/ C. Howard Kast*     Trustee     October 25, 2001

----------------------------------
C. Howard Kast

/s/ Robert M. Kirchner* Trustee     October 25, 2001

----------------------------------
Robert M. Kirchner

/s/ F. William Marshall Trustee     October 25, 2001

----------------------------------
F. William Marshall

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

CENTENNIAL MONEY MARKET TRUST

Registration Statement No. 2-65245

EXHIBIT INDEX
-------------

Exhibit No.             Description
-----------             -----------

23(a)            Amendment to the Declaration of Trust

23(b) Amended and Restated By-Laws

23(c)(i)                                       Specimen Share Certificate

23(c)(ii)                     Specimen Share Certificate  Class Y shares

23(g)            Global Custodial Services Agreement

23(j) Independent Auditors' Consent

23(o)            Power of Attorney

Prosai/150/150ptc_01(b).doc

--------
1 Messrs. Bowen, Cameron and Marshall are not Directors of Panorama Series
Fund, Inc.  Messrs. Armstrong, Bowen, Cameron, Fossel and Marshall are not
Managing General Partners of Centennial America Fund, L.P. Mr. Grabish is
only a Trustee of Centennial Money Market Trust, Centennial Tax Exempt Trust,
Centennial Government Trust, Centennial New York Tax Exempt Trust and
Centennial California Tax Exempt Trust.
2. In  accordance  with Rule 12b-1 of the  Investment  Company  Act,  the term
"Independent  Trustees" in this Statement of Additional  Information refers to those  Trustees  who are not  "interested  persons" of the Fund and who do not have any  direct  or  indirect  financial  interest  in the  operation  of any agreement under the plan.